Document and Entity Information	9 Months Ended
Apr. 30, 2012
Document and Entity Information
Entity Registrant Name	ONCOSEC MEDICAL Inc
Entity Central Index Key	0001444307
Document Type	S-1
Document Period End Date	Apr 30, 2012
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (USD $)	Jul. 31, 2010
Current assets
Cash and cash equivalents	$ 237
Total Current Assets	237
Total Assets	237
Current liabilities
Accounts payable and accrued liabilities	15,929
Due to stockholder	14,367
Total Current Liabilities	30,296
Total Liabilities	30,296
Stockholders' Deficit
Common stock authorized-3,200,000,000 common shares with a par value of $0.0001 Common stock issued and outstanding-56,856,000 and 68,480,000 common shares as of July 31, 2011 and July 31, 2010, respectively	6,848
Additional paid-in capital	40,152
Deficit accumulated during the development stage	(77,059)
Total Stockholders' Deficit	(30,059)
Total Liabilities and Stockholders' Deficit	$ 237

Consolidated Balance Sheets (Parenthetical) (USD $)	Apr. 30, 2012	Jul. 31, 2011	Jul. 31, 2010
Consolidated Balance Sheets
Common stock, authorized shares	3,200,000,000	3,200,000,000	3,200,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, issued shares	87,856,000	56,856,000	68,480,000
Common stock, outstanding shares	87,856,000	56,856,000	68,480,000
Warrants issued	42,246,000	13,696,000
Warrants outstanding	42,246,000	13,696,000

Consolidated Statements of Operations (USD $)	12 Months Ended
Jul. 31, 2011
Expenses:
Research and development	$ 648,314
General and administrative	1,047,161
Loss from operations	(1,695,475)
Other expenses:
Fair value of derivative liabilities in excess of proceeds	808,590
Adjustments to fair value of derivative liabilities	1,041,795
Financing transaction costs	210,000
Interest expense	1,357
Net loss before income taxes	(3,757,217)
Provision for income taxes	1,600
Net loss	$ (3,758,817)
Basic and diluted net loss per common share (in dollars per share)	$ (0.06)
Weighted average shares used in computing basic net loss per common share (in shares)	63,300,493
Weighted average shares used in computing diluted net loss per common share (in shares)	63,300,493

Consolidated Statement of Stockholders' Equity (Deficit) (USD $)		Total	Common Stock		Additional Paid In Capital		Warrants	Deficit Accumulated during the Development Stage
Balance at Feb. 08, 2008
Increase (Decrease) in Stockholders' Equity
Shares issued to founder on Feb 8, 2008		$ 15,000	$ 4,800	[1]	$ 10,200	[1]
Shares issued to founder on Feb 8, 2008 (in shares)	[1]		48,000,000
Private placement on June 24, 2011, March 18, 2011 and June 30, 2008, respectively		32,000	2,048	[1]	29,952	[1]
Private placement on June 24, 2011, March 18, 2011 and June 30, 2008, respectively (in shares)	[1]		20,480,000
Net loss		(7,187)						(7,187)
Balance at Jul. 31, 2008		39,813	6,848	[1]	40,152	[1]		(7,187)
Balance (in shares) at Jul. 31, 2008	[1]		68,480,000
Increase (Decrease) in Stockholders' Equity
Net loss		(33,714)						(33,714)
Balance at Jul. 31, 2009		6,099	6,848	[1]	40,152	[1]		(40,901)
Balance (in shares) at Jul. 31, 2009	[1]		68,480,000
Increase (Decrease) in Stockholders' Equity
Net loss		(36,158)						(36,158)
Balance at Jul. 31, 2010		(30,059)	6,848	[1]	40,152	[1]		(77,059)
Balance (in shares) at Jul. 31, 2010	[1]		68,480,000
Increase (Decrease) in Stockholders' Equity
Private placement on June 24, 2011, March 18, 2011 and June 30, 2008, respectively		1,092,000	146		659,873		431,981
Private placement on June 24, 2011, March 18, 2011 and June 30, 2008, respectively (in shares)			1,456,000				1,456,000
Balance at Mar. 18, 2011
Balance at Jul. 31, 2010	[1]		6,848		40,152
Balance (in shares) at Jul. 31, 2010	[1]		68,480,000
Increase (Decrease) in Stockholders' Equity
Private placement on June 24, 2011, March 18, 2011 and June 30, 2008, respectively			400		(400)
Private placement on June 24, 2011, March 18, 2011 and June 30, 2008, respectively (in shares)			4,000,000				4,000,000
Balance at Jun. 24, 2011
Balance at Jul. 31, 2010		(30,059)	6,848	[1]	40,152	[1]		(77,059)
Balance (in shares) at Jul. 31, 2010	[1]		68,480,000
Increase (Decrease) in Stockholders' Equity
Common stock cancelled			(1,728)		1,728
Common stock cancelled (in shares)			(17,280,000)
Common stock issued for services		332,000	20		331,980
Common stock issued for services (in shares)			200,000
Net loss		(3,758,817)						(3,758,817)
Balance at Jul. 31, 2011		(2,364,876)	5,686		1,033,333		431,981	(3,835,876)
Balance (in shares) at Jul. 31, 2011			56,856,000				5,456,000
Increase (Decrease) in Stockholders' Equity
Net loss		(771,391)						(771,391)
Balance at Apr. 30, 2012		$ 5,808,240	$ 8,786		$ 5,382,081		$ 5,024,640	$ (4,607,267)
Balance (in shares) at Apr. 30, 2012			87,856,000				42,246,000

[1]	Adjusted to reflect the forward stock split of 32-for-1 effective March 1, 2011.

Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended		42 Months Ended	51 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2011	Apr. 30, 2012
Operating activities
Net loss	$ (771,391)	$ (506,205)	$ (3,758,817)	$ (36,158)	$ (3,835,876)	$ (4,607,267)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	532,828	62,642	250,821		250,821	783,650
Write-down of supplies inventory		38,000	38,000		38,000	38,000
Write-down of web development costs				9,000	9,000	9,000
Fair value of derivative liabilities in excess of proceeds			808,590		808,590	808,590
Loss on adjustment to fair value of derivative liabilities	(4,192,781)		1,041,795		1,041,795	(3,150,985)
Amortization of common stock issued for services	249,000		83,000		83,000	332,000
Changes in operating assets and liabilities:
(Increase) Decrease in prepaid expenses	50,229	(83,816)	(178,961)	5,610	(178,961)	(128,732)
Increase in other current assets	(2,849)	(9,444)	(15,939)		(15,939)	(18,792)
Increase in accounts payable and accrued liabilities	848	144,836	353,246	9,696	369,175	370,024
Increase in accrued compensation	190,642	85,149	67,774		67,774	258,416
Increase in accrued income taxes	1,600	1,600	1,600		1,600	3,200
Net cash used in operating activities	(2,822,226)	(267,238)	(1,308,891)	(11,852)	(1,361,021)	(4,183,248)
Investing activities
Purchases of property and equipment	(23,341)	(17,736)	(61,286)		(70,286)	(93,626)
Investment in intangible assets		(250,000)	(250,000)		(250,000)	(250,000)
Net cash used in investing activities	(23,341)	(267,736)	(311,286)		(320,286)	(343,626)
Financing activities
Proceeds from issuance of common stock and warrants	7,750,000	1,092,000	4,092,000		4,139,000	11,889,000
Proceeds from amounts due to stockholder		139,500	139,500	2,333	153,867	153,867
Repayment of amounts due to stockholder		(153,867)	(153,867)		(153,867)	(153,867)
Net cash provided from financing activities	6,957,500	1,077,633	4,077,633	2,333	4,139,000	11,096,500
Net increase (decrease) in cash	4,111,933	542,659	2,457,456	(9,519)	2,457,693	6,569,626
Cash, at beginning of period	2,457,693	237	237	9,756
Cash, at end of period	6,569,626	542,896	2,457,693	237	2,457,693	6,569,626
Cash paid during the period for:
Interest		1,400	1,357		1,357	1,357
Noncash investing and financing transaction:
Acquisition obligation of asset purchase agreement		$ 2,750,000	$ 2,750,000		$ 2,750,000	$ 2,750,000

Nature of Operations and Basis of Presentation	9 Months Ended	12 Months Ended
	Apr. 30, 2012	Jul. 31, 2011
Nature of Operations and Basis of Presentation
Nature of Operations and Basis of Presentation

Note 1—Nature of Operations and Basis of Presentation

OncoSec Medical Incorporated (the “Company”) was incorporated under the name of Netventory Solutions Inc., in the state of Nevada on February 8, 2008 to pursue the business of inventory management solutions.  On March 1, 2011, Netventory Solutions Inc. completed a merger with its subsidiary OncoSec Medical Incorporated and changed its name to OncoSec Medical Incorporated.  On March 24, 2011, the Company completed the acquisition of certain technology and related assets from Inovio Pharmaceuticals, Inc. (“Inovio”) pursuant to an Asset Purchase Agreement (the “Asset Purchase Agreement”) dated March 14, 2011.  The acquired technology and related assets relate to the use of drug-medical device combination products for the treatment of various cancers.  With this acquisition, the Company re-focused its efforts in the biomedical industry and abandoned its efforts in the online inventory services industry.  Prior to the acquisition of the assets from Inovio, the Company had been inactive since March 2010 and had no continuing operations other than those of a company seeking a business opportunity.  The Company has not produced any revenues from its newly acquired assets and is considered a development stage company.

The accompanying consolidated financial statements include the accounts of OncoSec Medical Incorporated and its wholly-owned inactive subsidiary, OncoSec Medical Therapeutics Incorporated (“OncoSec Medical Therapeutics”), which was acquired on June 3, 2011 for a total purchase price of $1,000.  OncoSec Medical Therapeutics was incorporated in Delaware on July 2, 2010.  There have been no significant transactions related to this subsidiary since its inception.  All significant intercompany transactions and balances have been eliminated at consolidation.

Certain reclassifications have been made to the prior interim period consolidated financial statements, including the aggregation of certain operating expenses into the classification of general and administrative expenses, to conform to the presentation used for the interim periods ended April 30, 2012.  The reclassifications had no effect on previously reported net losses.

Note 1—Nature of Operations and Basis of Presentation

OncoSec Medical Incorporated (“the Company”) was incorporated under the name of Netventory Solutions Inc., in the state of Nevada on February 8, 2008 to pursue the business of inventory management solutions.  On March 1, 2011, Netventory Solutions Inc. completed a merger with its subsidiary OncoSec Medical Incorporated and, as a result, changed its name to OncoSec Medical Incorporated.  On March 24, 2011, the Company completed the acquisition of certain technology and related assets from Inovio Pharmaceuticals, Inc. (“Inovio”) pursuant to an Asset Purchase Agreement (the “Asset Purchase Agreement”) dated March 14, 2011.  The acquired technology and related assets relate to the use of drug-medical device combination products for the treatment of different cancers.  With this acquisition, the Company is now focusing its efforts in the biomedical industry and abandoning its efforts in the online inventory services industry.  Prior to the acquisition of the assets from Inovio, the Company had been inactive since March 2010 and had no continuing operations other than those of a company seeking a business opportunity.  The Company has not produced any revenues from its newly acquired assets and is considered a development stage company.

The accompanying consolidated financial statements include the accounts of OncoSec Medical Incorporated and its wholly-owned inactive subsidiary, OncoSec Medical Therapeutics Incorporated (“OncoSec Medical Therapeutics”), which was acquired on June 3, 2011.  The Company acquired all of the outstanding common stock as of the acquisition date for a total purchase price of $1,000.  OncoSec Medical Therapeutics was incorporated in Delaware on July 2, 2010.  There have been no significant transactions related to this subsidiary since its inception.  All significant intercompany transactions and balances have been eliminated at consolidation.

Certain reclassifications have been made to the prior year consolidated financial statements, including the aggregation of certain operating expenses into the classification of general and administrative expenses to conform to the presentation used for the annual period ended July 31, 2011.  The reclassifications had no effect on previously reported net losses.

Significant Accounting Policies	9 Months Ended	12 Months Ended
	Apr. 30, 2012	Jul. 31, 2011
Significant Accounting Policies
Significant Accounting Policies

Note 2—Significant Accounting Policies

Financial Instruments

The carrying amounts for cash, prepaid expenses, accounts payable and accrued expenses approximate fair value due to their short-term nature, generally less than three months.  The carrying amounts of our short-term and long-term acquisition obligation outstanding approximate their fair value based upon current rates and terms available to us for similar activity.  It is management’s opinion that the Company is not exposed to significant interest, currency, or credit risks arising from its other financial instruments and that their fair values approximate their carrying values except where separately disclosed.

Derivative Liabilities

The Company accounts for its warrants and other derivative financial instruments as either equity or liabilities based upon the characteristics and provisions of each instrument. Warrants classified as equity are recorded at fair value as of the date of issuance on the Company’s consolidated balance sheets and no further adjustments to their valuation are made. Warrants classified as derivative liabilities and other derivative financial instruments that require separate accounting as liabilities are recorded on the Company’s consolidated balance sheets at their fair value on the date of issuance and will be revalued on each subsequent balance sheet date until such instruments are exercised or expire, with any changes in the fair value between reporting periods recorded as other income or expense. Management estimates the fair value of these liabilities using option pricing models and assumptions that are based on the individual characteristics of the warrants or instruments on the valuation date, as well as assumptions for future financings, expected volatility, expected life, yield, and risk-free interest rate.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and disclosures made in the accompanying notes to the consolidated financial statements.  Actual results could differ materially from the estimates.

Property and Equipment

The cost of property and equipment is depreciated on a straight-line basis over the estimated useful lives of the related assets. The useful lives of property and equipment for the purpose of computing depreciation are:

Computers and Equipment	3 to 5 years
Computer Software	1 to 3 years
Leasehold Improvements	1 year

Total depreciation expense recorded for the three and nine months ended April 30, 2012 was approximately $8,400 and $24,500, respectively. Total depreciation expense for the three and nine months ended April 30, 2011 was approximately $1,000.

Net Income (Loss) Per Share

The Company computes basic net income (loss) per common share by dividing the applicable net income (loss) by the weighted average number of common shares outstanding during the respective period. Diluted earnings per share is computed using the weighted average number of common shares outstanding during the period, plus the dilutive effect of potential future issuances of common stock relating to stock options and other potentially dilutive securities using the treasury stock method. In calculating diluted earnings per share, the dilutive effect of stock options is computed using the average market price for the respective period. In addition, the assumed proceeds under the treasury stock method include the average unrecognized compensation expense of stock options that are in-the-money. This results in the “assumed” buyback of additional shares, thereby reducing the dilutive impact of stock options. The Company did not include shares underlying stock options and warrants outstanding of 2,035,000 and 42,246,000, respectively, in the computation of net income (loss) per share for the three and nine months ended April 30, 2012, as the effect would have been anti-dilutive.

Stock Options to Non-Employees

Expense for stock options granted to non-employees have been determined using the estimated fair value of the stock options issued, based on the Black-Scholes Option Pricing Model.  Such options are revalued quarterly until fully vested, with any change in fair value expensed.  During the three and nine months ended April 30, 2012, the Company recorded approximately $8,000 in research and development expense and $25,000 in general and administrative expense for stock options granted to non-employees.

Comprehensive Income

Comprehensive income or loss includes all changes in equity except those resulting from investments by owners and distributions to owners.  The Company did not have any items of comprehensive income or loss other than net income (loss) from operations for the three and nine months ended April 30, 2012 and 2011, or for the period from inception through April 30, 2012.

New Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04. This newly issued accounting standard clarifies the application of certain existing fair value measurement guidance and expands the disclosures for fair value measurements that are estimated using significant unobservable inputs. This guidance is effective on a prospective basis for annual and interim reporting periods beginning after December 15, 2011. The adoption of this standard did not have a material impact on the Company’s financial position or results of operations.

In June 2011, the FASB issued ASU 2011-05. This newly issued accounting standard (1) eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity; (2) requires the consecutive presentation of the statement of net income and other comprehensive income; and (3) requires an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income. The amendments do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income nor do the amendments affect how earnings per share is calculated or presented. This guidance is required to be applied retrospectively and is effective for fiscal years and interim periods beginning after December 15, 2011. The adoption of this standard did not have a material impact on the Company’s financial position or results of operations.

In December 2011, the FASB issued ASU 2011-12.  This accounting standard amends certain pending paragraphs in ASU 2011-05. The amendments are being made to allow a company’s board of directors time to re-deliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented.  This guidance is effective on a prospective basis for annual and interim reporting periods beginning after December 15, 2011. The adoption of this standard did not have a material impact on the Company’s financial position or results of operations.

Note 2—Significant Accounting Policies

Financial Instruments

The carrying amounts for cash, prepaid expenses, accounts payable and accrued expenses approximate fair value due to their short-term nature, generally less than three months.  The carrying amounts of our short-term and long-term acquisition obligation outstanding approximate their fair value based upon current rates and terms available to us for similar activity.  It is management’s opinion that the Company is not exposed to significant interest, currency, or credit risks arising from its other financial instruments and that their fair values approximate their carrying values except where separately disclosed.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and disclosures made in the accompanying notes to the consolidated financial statements.  Actual results could differ materially from the estimates.

Property and Equipment

The cost of property and equipment is depreciated on a straight-line basis over the estimated useful lives of the related assets. The useful lives of property and equipment for the purpose of computing depreciation are:

Computers and Equipment	3 to 5 years
Computer Software	1 to 3 years
Leasehold Improvements	1 year

Total depreciation expense recorded for the years ended July 31, 2011 and 2010 was $3,989 and $0, respectively.

Loss Per Share

The Company computes basic net loss per common share by dividing the applicable net loss by the weighted average number of common shares outstanding during the respective period. Diluted per share amounts assume the conversion, exercise or issuance of all potential common stock equivalents.  The Company did not include shares underlying warrants outstanding of 13,696,000 in the computation of net loss per share for year ended July 31, 2011, as the effect would have been anti-dilutive.

Comprehensive Income

Comprehensive income or loss includes all changes in equity except those resulting from investments by owners and distributions to owners.  The Company did not have any items of comprehensive income or loss other than net loss from operations for the years ended July 31, 2011 and 2010, or for the period from inception (February 8, 2008) through July 31, 2011.

Derivative Liabilities

The Company accounts for its warrants and other derivative financial instruments as either equity or liabilities based upon the characteristics and provisions of each instrument. Warrants classified as equity are recorded as additional paid-in capital on the consolidated balance sheets and no further adjustments to their valuation are made. During the year ended July 31, 2011, some of the Company’s warrants that were issued in conjunction with the June 2011 Private Placement were determined to be ineligible for equity classification because of anti-dilution provisions that may result in an adjustment to their exercise price. Warrants classified as derivative liabilities and other derivative financial instruments that require separate accounting as liabilities are recorded on the Company’s consolidated balance sheets at their fair value on the date of issuance and will be revalued on each subsequent balance sheet date until such instruments are exercised or expire, with any changes in the fair value between reporting periods recorded as other income or expense. Management estimates the fair value of these liabilities using option pricing models and assumptions that are based on the individual characteristics of the warrants or instruments on the valuation date, as well as assumptions for future financings, expected volatility, expected life, yield, and risk-free interest rate.

New Accounting Pronouncements

In June 2009, the Financial Accounting Standards Board (“FASB”), issued authoritative guidance for the consolidation of variable interest entities, to require an issuer to perform an analysis to determine whether the issuer’s variable interest or interests give it a controlling financial interest in a variable interest entity, if any.  This analysis identifies the primary beneficiary of a variable interest entity as one with the power to direct the activities of a variable interest entity that most significantly impact the entity’s economic performance and the obligation to absorb losses of the entity that could potentially be significant to the variable interest.  The guidance became effective for the Company on August 1, 2010, however it did not have a material impact on the Company’s consolidated financial statements.

In October 2009, the FASB issued authoritative guidance that amends existing revenue recognition accounting pronouncements related to multiple-deliverable revenue arrangements.  The new guidance provides accounting principles and application guidance on whether multiple deliverables exist, how the arrangement should be separated, and how the consideration should be allocated.  This guidance eliminates the requirement to establish the fair value of undelivered products and services and instead provides for separate revenue recognition based upon management’s estimate of the selling price for an undelivered item when there is no other means to determine the fair value of that undelivered item.  The guidance became effective for us on August 1, 2010, however it did not have a material impact on the Company’s consolidated financial statements.

In January 2010, the FASB issued authoritative guidance that requires new disclosures and clarifies certain existing disclosure requirements about fair value measurements.  The new guidance requires a reporting entity to disclose significant transfers in and out of Level 1 and Level 2 fair value measurements, to describe the reasons for the transfers and to present separately information about purchases, sales, issuances and settlements for fair value measurements using significant unobservable inputs.  The Company adopted the guidance in the third quarter of Fiscal 2010, except for the disclosures about purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements, which is effective for interim and annual reporting periods beginning after December 15, 2010 (the Company’s fiscal quarter ending April 30, 2011).

In April 2010, the FASB issued guidance on defining a milestone and determining when it may be appropriate to apply the milestone method of revenue recognition for research or development transactions.  The guidance became effective for the Company on a prospective basis for milestones achieved beginning with the Company’s first quarter of Fiscal 2011; however it did not have a material impact on the Company’s consolidated financial statements.

In May 2011, the FASB issued authoritative guidance regarding common fair value measurements and disclosure requirements in U.S. GAAP and IFRS. This newly issued accounting standard clarifies the application of certain existing fair value measurement guidance and expands the disclosures for fair value measurements that are estimated using significant unobservable inputs. This guidance is effective on a prospective basis for annual and interim reporting periods beginning after December 15, 2011. The Company does not expect that adoption of this standard will have a material impact on its financial position or results of operations.

In June 2011, the FASB issued authoritative guidance regarding comprehensive income. This newly issued accounting standard (1) eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity; (2) requires the consecutive presentation of the statement of net income and other comprehensive income; and (3) requires an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income. The amendments do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income nor do the amendments affect how earnings per share is calculated or presented. This guidance is required to be applied retrospectively and is effective for fiscal years and interim periods beginning after December 15, 2011. The adoption of this standard is not expected tohave an impact on the Company’s financial position or results of operations.

Cash and Liquidity	9 Months Ended	12 Months Ended
	Apr. 30, 2012	Jul. 31, 2011
Cash and Liquidity
Cash and Liquidity

Note 3—Cash and Liquidity

The Company considers all liquid investments with maturities of ninety days or less when purchased to be cash equivalents.  As of April 30, 2012 and July 31, 2011, cash and cash equivalents were comprised of cash in checking accounts.

The Company’s activities to date have been supported by equity and debt financing.  It has sustained losses in previous reporting periods with an inception to date loss of $4,607,267 as of April 30, 2012.

The Company will require additional financing to fund its planned operations, including research and development, its ongoing clinical trials and commercialization of the intellectual property acquired from Inovio pursuant to the Asset Purchase Agreement (as further described in Note 5) and making of scheduled payments to Inovio under the acquisition obligation (as further described in Note 6).  In addition, the Company will require additional financing in order to seek to license or acquire new assets, research and develop any potential patents and the related compounds, and obtain any further intellectual property that the Company may seek to acquire.  Additional financing may not be available to the Company when needed or, if available, it may not be obtained on commercially reasonable terms.  If the Company is not able to obtain the necessary additional financing on a timely basis, the Company will be forced to delay or scale down some or all of its development activities or perhaps even cease the operation of its business.  Since inception the Company has funded its operations primarily through equity and debt financings and it expects that it will continue to fund its operations through equity and debt financings.  If the Company raises additional financing by issuing equity securities, its existing stockholders’ ownership will be diluted.  Obtaining commercial loans, assuming those loans would be available, would increase the Company’s liabilities and future cash commitments.  The Company also expects to pursue non-dilutive financing sources.  However, obtaining such financing would require significant efforts by the Company’s management team, and such financing may not be available, and if available, could take a long period of time to obtain.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business.  There is substantial doubt about the Company’s ability to continue as a going concern as the continuation of the Company’s business is dependent upon obtaining additional financing and the continued support of its stockholders to aid in financing operations.  The consolidated financial statements do not include any adjustments that might result from this uncertainty.

Note 3—Cash and Liquidity

The Company considers all liquid investments with maturities of ninety days or less when purchased to be cash equivalents.

The Company’s activities to date have been supported by equity and debt financing.  It has sustained losses in all previous reporting periods with an inception to date loss of $3,835,876 as of July 31, 2011.

The Company does not currently believe that its existing cash resources are sufficient to meet its anticipated needs during the next twelve months.  The Company will require additional financing to fund its planned operations, including commercializing of the intellectual property acquired from Inovio pursuant to the Asset Purchase Agreement (as further described in Note 5), making of scheduled payments to Inovio under the acquisition obligation (as further described in Note 6), seeking to license or acquire new assets, researching and developing any potential patents and the related compounds, and any further intellectual property that we may acquire.  Additional financing may not be available to the Company when needed or, if available, it may not be obtained on commercially reasonable terms.  If the Company is not able to obtain the additional financing on a timely basis, if and when it is needed, the Company will be forced to delay or scale down some or all of its development activities or perhaps even cease the operation of its business.  Since inception the Company has funded its operations primarily through equity and debt financings and it expects that it will continue to fund its operations through equity and debt financing.  If the Company raises additional financing by issuing equity securities, its existing stockholders’ ownership will be diluted.  Obtaining commercial loans, assuming those loans would be available, will increase the Company’s liabilities and future cash commitments.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business.  The Company has a history of recurring losses from operations, an accumulated deficit of $3,835,876 as of July 31, 2011, and no sources of revenue.  These factors raise substantial doubt about the Company’s ability to continue as a going concern as the continuation of our business is dependent upon additional financing sources and the continued support of the Company's stockholders to aid in financing operations.  The consolidated financial statements do not include any adjustments that might result from this uncertainty.

Fair Value of Financial Instruments	9 Months Ended	12 Months Ended
	Apr. 30, 2012	Jul. 31, 2011
Fair Value of Financial Instruments
Fair Value of Financial Instruments

Note 4—Fair Value of Financial Instruments

Financial assets and liabilities are measured at fair value, which is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The following is a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value:

·Level 1 — Quoted prices in active markets for identical assets or liabilities.

·Level 2 — Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

·Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

In conjunction with the June Private Placement, the Company issued warrants with derivative features. These instruments are accounted for as derivative liabilities (see Note 7).

The Company used Level 3 inputs for its valuation methodology for the warrant derivative liabilities. The estimated fair values were determined using a Monte Carlo option pricing model based on various assumptions (see Note 7). The Company’s derivative liabilities are adjusted to reflect estimated fair value at each period end, with any decrease or increase in the estimated fair value being recorded in other income or expense accordingly, as adjustments to fair value of derivative liabilities.

On February 21, 2012, Series C Warrants to purchase an aggregate of 4,000,000 shares of the Company’s stock expired unexercised.  On March 28, 2012, the Series A Warrants were reclassified to equity, following the reset of the exercise price to the base floor price of $0.50 per warrant share and an evaluation of the instrument’s settlement provisions which were determined to be fixed-for-fixed (see Note 7).  As a result, at April 30, 2012, there were no derivative liabilities recorded on the Company’s consolidated balance sheet.

At July 31, 2011, the estimated fair values of the liabilities measured on a recurring basis are as follows:

Fair Value Measurements at July 31, 2011

	Balance at July, 31, 2011	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Warrant derivative liability — Series A and Series C Warrants	$4,850,385	—	—	$4,850,385

The following table presents the activity for liabilities measured at estimated fair value using unobservable inputs for the nine months ended April 30, 2012:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

Warrant Derivative Liability
Beginning balance at July 31, 2011	$4,850,385

Issuances	—

Adjustments to estimated fair value	(4,192,781)

Re-classification of fair value to equity (see Note 7)	(657,604)

Ending balance at April 30, 2012	$—

During the three months ended April 30, 2012, the estimated fair value of derivative liabilities decreased by $1,613,329. During the nine months ended April 30, 2012, the estimated fair value of derivative liabilities decreased by $4,192,781.  These amounts were recorded as other income during the three and nine months ended April 30, 2012.

Note 4—Fair Value of Financial Instruments

Financial assets and liabilities are measured at fair value, which is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The following is a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value:

·                  Level 1 — Quoted prices in active markets for identical assets or liabilities.

·                 Level 2 — Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

·                 Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

As of July 31, 2011 and 2010, cash and cash equivalents were comprised of cash in checking accounts.

In conjunction with the June 2011 Private Placement, the Company issued warrants with derivative features. These instruments are accounted for as derivative liabilities (see Note 7).

The Company used Level 3 inputs for its valuation methodology for the warrant derivative liabilities. The estimated fair values were determined using a Monte Carlo option pricing model based on various assumptions (see Note 7). The Company’s derivative liabilities are adjusted to reflect estimated fair value at each period end, with any decrease or increase in the estimated fair value being recorded in other income or expense accordingly, as adjustments to fair value of derivative liabilities.

At July 31, 2011, the estimated fair values of the liabilities measured on a recurring basis are as follows:

Fair Value Measurements at July 31, 2011

	Balance at July, 31, 2011	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Warrant derivative liability — Series A and Series C Warrants	$4,850,385	—	—	$4,850,385

The following table presents the activity for liabilities measured at estimated fair value using unobservable inputs for the year ended July 31, 2011:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

Warrant Derivative Liability
Beginning balance at July 31, 2010	$—

Issuances	3,808,590

Adjustments to estimated fair value	1,041,795

Ending balance at July 31, 2011	$4,850,385

At the closing of the 2011 June Private Placement, the amount by which the fair value of the 2011 derivative liability issuances exceeded the proceeds from the June 2011 Private Placement of $3,000,000 was recorded to other expense. During the year ended July 31, 2011, the estimated fair value of derivative liabilities increased by $1,041,795, which was recorded as other expense, resulting in net other expense of $1,850,385 for the year ended July 31, 2011.

Intangible Asset Acquisition and Cross License Agreement	9 Months Ended	12 Months Ended
	Apr. 30, 2012	Jul. 31, 2011
Intangible Asset Acquisition and Cross License Agreement
Intangible Asset Acquisition and Cross License Agreement

Note 5—Intangible Asset Acquisition and Cross License Agreement

On March 14, 2011, the Company entered the Asset Purchase Agreement with Inovio, whereby the Company agreed to purchase certain assets of Inovio related to certain non-DNA vaccine and selective electrochemical tumor ablation (“SECTA”) technology (now referred to as the OncoSec Medical System, or OMS), including, among other things: (a) certain patents, including patent applications, and trademarks related to the SECTA technology; (b) certain equipment, machinery, inventory and other tangible assets related to the technology; (c) certain engineering and quality documentation related to the technology; and (d) the assignment of certain contracts related to the technology.  In return, the Company is obligated to pay Inovio $3,000,000 in scheduled payments over the period of two years from the closing date of the Asset Purchase Agreement and a royalty on commercial product sales related to the SECTA technology.  The transaction closed on March 24, 2011.

In connection with the closing of the Asset Purchase Agreement, the Company entered into a cross-license agreement with Inovio.  Under the terms of the agreement, the Company granted Inovio a fully paid-up, exclusive, worldwide license to certain of the acquired SECTA technology patents in the field of use of electroporation. No consideration was received by the Company, nor will Inovio be liable for future royalty fees related to this arrangement.  Inovio also granted the Company a non-exclusive, worldwide license to certain non-SECTA technology patents held by it in consideration for the following: (a) a fee for any sublicense of the Inovio technology, not to exceed 10%; (b) a royalty on net sales of any business the Company develops with the Inovio technology, not to exceed 10%; and (c) payment to Inovio of any amount Inovio pays to one licensor of the Inovio technology that is a direct result of the license.  In addition, the Company agreed not to transfer this non-exclusive license apart from the assigned intellectual property.

ASC 805, Business Combinations, provides guidance on determining whether an acquired set of assets meets the definition of a business for accounting purposes.  Under the framework, the acquired set of activities and assets have to be capable of being operated as a business, from the viewpoint of a market participant as defined in ASC 820, Fair Value Measurements.  Two essential elements required for an integrated set of activities are inputs and outputs.  The Company evaluated the Asset Purchase Agreement and in accordance with the guidance, determined it did not meet the definition of a business acquisition as the acquisition consisted solely of the SECTA technology and certain other tangible assets.  The Company did not acquire the right to any employees previously involved with the technology, or research processes previously in place at Inovio.  The Company has therefore accounted for the transaction as an asset acquisition.

The purchase price was allocated to the identified tangible and intangible assets acquired based on their relative fair values, which were derived from their individual estimated fair values of $38,000 and $3,000,000, respectively.  Included in the estimated fair value of the intangible assets is the value associated with the engineering and quality documentation acquired, which was determined to have no stand-alone value apart from the patents.  The relative fair value of the intangible assets of $2,962,000 was reduced by a discount of approximately $174,000 recorded for the acquisition obligation (see Note 6).  The relative fair value of the tangible assets of $38,000 was expensed to research and development as of the acquisition date.

The following table summarizes the purchase price allocation for the assets acquired:

Intangible assets - patents	$2,788,154
Tangible assets — machinery, property and inventory	$38,000

Patents are stated net of accumulated amortization of approximately $755,000 and $247,000 as of April 30, 2012 and July 31, 2011, respectively. The patents are amortized on a straight-line basis over the estimated remaining useful lives of the assets, determined as four years from the date of acquisition.  Amortization expense for the three and nine months ended April 30, 2012 was approximately $174,000 and $508,000, respectively.

In accordance with the provisions of the applicable authoritative guidance, the Company’s long-lived assets and amortizable intangible assets are tested for impairment whenever events or changes in circumstances indicate that their carrying value may not be recoverable.  The Company assesses the recoverability of such assets by determining whether their carrying value can be recovered through undiscounted future operating cash flows, including its estimates of revenue driven by assumed market segment share and estimated costs.  If impairment is indicated, the Company measures the amount of such impairment by comparing the fair value to the carrying value.  During the three and nine months ended April 30, 2012, no impairment was recorded.

Note 5—Intangible Asset Acquisition and Cross License Agreement

On March 14, 2011, the Company entered the Asset Purchase Agreement with Inovio, whereby the Company agreed to purchase certain assets of Inovio related to certain non-DNA vaccine and selective electrochemical tumor ablation (“SECTA”) technology, including, among other things: (a) certain patents, including patent applications, and trademarks related to the SECTA technology; (b) certain equipment, machinery, inventory and other tangible assets related to the technology; (c) certain engineering and quality documentation related to the technology; and (d) the assignment of certain contracts related to the technology.  In return, the Company is obligated to pay Inovio $3,000,000 in scheduled payments over the period of two years from the closing date of the Asset Purchase Agreement and a royalty on commercial product sales related to the SECTA technology.  The transaction closed on March 24, 2011.

In connection with the closing of the Asset Purchase Agreement, the Company entered into a cross-license agreement with Inovio.  Under the terms of the agreement, the Company granted Inovio a fully paid-up, exclusive, worldwide license to certain of the acquired SECTA technology patents in the field of use of electroporation. No consideration was received by the Company, nor will Inovio be liable for future royalty fees related to this arrangement.  Inovio also granted the Company a non-exclusive, worldwide license to certain non-SECTA technology patents held by it in consideration for the following: (a) a fee for any sublicense of the Inovio technology, not to exceed 10%; (b) a royalty on net sales of any business the Company develops with the Inovio technology, not to exceed 10%; and (c) payment to Inovio of any amount Inovio pays to one licensor of the Inovio technology that is a direct result of the license.  In addition, the Company agreed not to transfer this non-exclusive license apart from the assigned intellectual property.

ASC 805, Business Combinations, provides guidance on determining whether an acquired set of assets meets the definition of a business for accounting purposes.  Under the framework, the acquired set of activities and assets have to be capable of being operated as a business, from the viewpoint of a market participant as defined in ASC 820, Fair Value Measurements.  Two essential elements required for an integrated set of activities are inputs and outputs.  The Company evaluated the Asset Purchase Agreement and in accordance with the guidance, determined it did not meet the definition of a business acquisition as the acquisition consisted solely of the SECTA technology and certain other tangible assets.  The Company did not acquire the right to any employees previously involved with the technology, or research processes previously in place at Inovio.  The Company has therefore accounted for the transaction as an asset acquisition.

The following table summarizes the purchase price allocation for the assets acquired and recorded as of March 24, 2011:

Intangible assets - patents	$2,962,000
Tangible assets — machinery, property and inventory	$38,000

The purchase price was allocated to the identified tangible and intangible assets acquired based on their relative fair values, which were derived from their individual estimated fair values of $38,000 and $3,000,000, respectively.  Included in the estimated fair value of the intangible assets is the value associated with the engineering and quality documentation acquired, which was determined to have no stand-alone value apart from the patents.  The relative fair value of the tangible assets was expensed to research and development as of the acquisition date.

Patents are stated net of accumulated amortization of $246,833 as of July 31, 2011. The patents are amortized on a straight-line basis over the estimated remaining useful lives of the patents, determined as four years from the date of acquisition.  At July 31, 2011, the weighted average remaining amortization period for all patents was approximately 3.67 years.  Amortization expense for the year ended July 31, 2011 was $246,833.

Estimated amortization expense over each of the next four years is as follows:

Year End July 31	Estimated amortization
2012	740,500
2013	740,500
2014	740,500
2015	493,667

In accordance with the provisions of the applicable authoritative guidance, the Company’s long-lived assets and amortizable intangible assets are tested for impairment whenever events or changes in circumstances indicate that their carrying value may not be recoverable.  The Company assesses the recoverability of such assets by determining whether their carrying value can be recovered through undiscounted future operating cash flows, including its estimates of revenue driven by assumed market segment share and estimated costs.  If impairment is indicated, the Company measures the amount of such impairment by comparing the fair value to the carrying value.  During the year ended July 31, 2011, no impairment was recorded.

Acquisition Obligation	9 Months Ended	12 Months Ended
	Apr. 30, 2012	Jul. 31, 2011
Acquisition Obligation
Acquisition Obligation

Note 6—Acquisition Obligation

On March 24, 2011, the Company recorded an acquisition obligation for amounts due to Inovio in accordance with the Asset Purchase Agreement (see Note 5).  On September 28, 2011, the Company entered into a First Amendment to Asset Purchase Agreement (the “First Amendment”).  The First Amendment modified the payment of $750,000 due to Inovio by September 24, 2011, requiring the Company to make a payment of $100,000 to Inovio on September 30, 2011, with the remaining $650,000 to be paid to Inovio at the earlier of (a) 30 days following the receipt by the Company of aggregate net proceeds of more than $5,000,000 from one or more financings occurring on or after September 30, 2011, or (b) March 31, 2012.  On March 24, 2012, the Company entered into a Second Amendment to Asset Purchase Agreement (the “Second Amendment”).  The Second Amendment further modified the payment terms for the $1,150,000 scheduled payments due to Inovio in March 2012 by requiring the Company to make a payment of $150,000 on March 31, 2012, with the remaining $1,000,000 to be paid to Inovio on December 31, 2013.  In consideration for the First Amendment, the Company issued to Inovio a warrant to purchase 1,000,000 shares of common stock (see Note 8).  In consideration for the Second Amendment, the Company issued to Inovio a warrant to purchase 3,000,000 shares of our common stock (see Note 8).

In accordance with ASC 835-30 “Interest on Receivables and Payables”, the future payments under the acquisition obligation were discounted using the incremental borrowing rate of 5.00%, to arrive at an initial imputed interest discount on the obligation as of the acquisition date of approximately $174,000.  The imputed interest discount was recorded as a reduction to the relative fair value of the intangible assets acquired (see Note 5).  The discount was revised as of the date of the First and Second Amendments to arrive at a revised imputed interest discount on the obligation of approximately $132,000 as of September 28, 2011 and $145,000 as of March 24, 2012.  The increase in imputed interest as of the date of the Second Amendment was primarily due to the extended payment terms.  Non-cash interest expense recognized during the three and nine months ended April 30, 2012, was approximately $35,000 and $121,000, respectively.   As of April 30, 2012, the outstanding acquisition obligation was reduced by short-term and long-term imputed interest discounts of approximately $101,000 and $33,000, respectively.

The Company evaluated both amendments in accordance with ASC 470-50.  The Company determined the modification of the terms upon entry into the First Amendment to the Asset Purchase Agreement on September 28, 2011, was not considered substantial as of that date.  In accordance with the guidance, the fair value of the warrants issued to Inovio as consideration for the Amendment were recorded as a discount to the acquisition obligation to be amortized to interest expense over the remaining term of the modified obligation payable, starting September 28, 2011.  On March 24, 2012, the Company entered into the Second Amendment.  In accordance with the guidance, the Company evaluated the cumulative impact of both amendments and determined the modification of the terms of the Asset Purchase Agreement as a result of the Second Amendment was considered substantial.  The Company recorded the difference between the re-acquisition price and carrying value of the debt as of the modification date of March 24, 2012 as a loss on debt extinguishment of $761,492.  The loss on debt extinguishment recorded resulted in the write-off of the unamortized portion of the discount to the debt obligation initially recorded upon entry into the First Amendment in the amount of approximately $113,000 as of March 24, 2012.  As of March 24, 2012, the acquisition obligation’s fair value was $2,504,178.

During the three and nine months ended April 30, 2012, approximately $39,000 and $115,000, respectively, was recognized as non-cash interest expense for amortization of the discount.

The scheduled payments for the $3,000,000 obligation under this arrangement, as amended, are as follows:

·$   250,000 - Upon the closing of the Asset Purchase Agreement

·$   100,000 - September 30, 2011

·$   150,000 - March 31, 2012

·$   500,000 - September 24, 2012

·$ 1,000,000 - March 24, 2013

·$ 1,000,000 - December 31, 2013

On March 24, 2011, September 30, 2011 and March 30, 2012, the Company made payments of $250,000, $100,000 and $150,000, respectively, to Inovio.

Note 6—Acquisition Obligation

On March 24, 2011, the Company recorded an acquisition obligation for amounts due to Inovio in accordance with the Asset Purchase Agreement (see Note 5).  On September 28, 2011, the Company entered into a First Amendment to Asset Purchase Agreement (the “Amendment”).  The Amendment amended and modified certain payment terms of the Asset Purchase Agreement (see Note 12).  The obligation recorded is based on the total purchase price of $3,000,000.  The scheduled payments under this arrangement, as amended, are as follows:

·$   250,000 - Upon the closing of the Asset Purchase Agreement

·$   100,000 – September 30, 2011

·$   650,000 - Earlier of: i) 30 days following the receipt by the Company of aggregate net proceeds of more than $5,000,000 from one of more financings occurring on or after September 30, 2011, or

ii) March 31, 2011

·$   500,000 - March 24, 2012

·$   500,000 - September 24, 2012

·$1,000,000 - March 24, 2013

On March 24, 2011, the Company made a payment of $250,000 to Inovio.  As of July 31, 2011, the Company has classified $1,250,000 as the current portion of the obligation, and $1,500,000 as a long-term obligation.

Private Placements	12 Months Ended
Jul. 31, 2011
Private Placements
Private Placements

Note 7—Private Placements

March 2011 Private Placement

On March 18, 2011, the Company closed a private placement whereby it issued 1,456,000 units at a purchase price of $0.75 per unit for gross proceeds of $1,092,000.  Each unit consists of one share of common stock and one share purchase warrant entitling the holder to acquire one share of common stock at a price of $1.00 per share for a period of five years from the closing of the private placement.  The fair value of the warrants, based on their fair value relative to the common stock issued, was $431,981 (based on the Black-Scholes Option Pricing Model assuming no dividend yield, volatility of 89.68%, and a risk-free interest rate of 2.11%).  The warrants were exercisable as of March 18, 2011 and any unexercised warrants will expire on March 18, 2016.  The Company completed an evaluation of the warrants issued in connection with this private placement and determined the warrants should be classified as equity within the consolidated balance sheet.

June Private Placement

On June 24, 2011 (the “Closing Date”), the Company closed a private placement whereby it issued an aggregate of 4,000,000 shares of the Company’s common stock at a purchase price of $0.75 per share, (the “Common Shares”) and three series of warrants, the Series A Warrants, the Series B Warrants and the Series C Warrants, (the “Warrants”), to purchase an aggregate of 12,000,000 shares of the Company’s common stock, for proceeds to the Company of $3.0 million.  After deducting for fees and expenses, the aggregate net proceeds from the sale of the Common Shares and the Warrants were approximately $2.79 million.

Pursuant to the terms of the Securities Purchase Agreement, each Purchaser has been issued a Series A Warrant, a Series B Warrant and a Series C Warrant, each to purchase up to a number of shares of the Company’s common stock equal to 100% of the shares issued to such Purchaser pursuant to the Securities Purchase Agreement.  The Series A Warrants have an exercise price of $1.20 per share, are exercisable immediately upon issuance and have a term of exercise equal to five years.  The Series B Warrants have an exercise price of $0.75 per share, are exercisable immediately upon issuance and have a term of exercise between eight and nineteen months, as further described therein.  The Series C Warrants have an exercise price of $1.20 per share, vest and are exercisable ratably commencing on the exercise of the Series B Warrants held by each Purchaser (or its assigns) and have a term of exercise equal to five years.

On June 24, 2011, in connection with the closing of the private placement, the Company and the Purchasers entered into a Registration Rights Agreement (the “Registration Rights Agreement”).  Under the Registration Rights Agreement, the Company is required to file a registration statement within 30 days following such closing to register the resale of the Common Shares and the Warrant Shares.  The failure on the part of the Company to meet the filing deadlines and other requirements set forth in the Registration Rights Agreement may subject the Company to payment of certain monetary penalties, up to a maximum of 9% of the aggregate proceeds of the June Private Placement.  As of July 31, 2011 we were in compliance with the requirements set forth in the Registration Rights Agreement.

In addition, pursuant to the terms of a placement agent agreement entered into with the lead placement agent on June 1, 2011 and amended on June 21, 2011, the Company agreed to pay the lead placement agent and the co-placement agent fees equal to 6% of the aggregate gross proceeds raised in the private placement of $180,000 and reimbursement to our lead placement agent for certain expenses in the amount of $30,000.  The total cash fees of $210,000 paid to the placement agents were recorded as a period expense as of the Closing Date of the private placement.  In connection with the agreement, the Company also issued to the placement agents Series A Warrants equal to 6% of the aggregate Common Shares issued with the private placement, or 240,000 warrants.

Allocation of Proceeds

At the Closing Date, the estimated fair value of the Series A and Series C Warrants exceeded the proceeds from the June 2011 Private Placement of $3,000,000 (see the valuations of these derivative liabilities under the heading, “Derivative Liabilities” below). As a result, all of the proceeds were allocated to these derivative liabilities and no proceeds remained for allocation to the Common Stock and Series B Warrants issued in the financing.

Common Stock

At the Closing Date, the Company issued 4,000,000 shares of common stock and recorded the par value of the shares issued of $400 (at par value of $0.0001 per share) with a corresponding reduction to paid-in capital, given that there was no allocated value from the proceeds to the common stock.  As of July 31, 2011, the common stock is unregistered.

Derivative Liabilities

The Company accounted for the Series A and C Warrants in accordance with accounting guidance for derivatives. The accounting guidance provides a two-step model to be applied in determining whether a financial instrument is indexed to an entity’s own stock that would qualify such financial instruments for a scope exception. This scope exception specifies that a contract that would otherwise meet the definition of a derivative financial instrument would not be considered as such if the contract is both (i) indexed to the entity’s own stock and (ii) classified in the stockholders’ equity section of the balance sheet. The Company determined that its Series A and Series C Warrants are ineligible for equity classification as a result of the anti-dilution provisions in the Series A and Series C Warrants that may result in an adjustment to the warrant exercise price.

The estimated fair values of the derivative liabilities at the Closing Date of the private placement and at July 31, 2011 are $3,808,590 and $4,850,385, respectively.

On the Closing Date, the derivative liabilities were recorded at an estimated fair value of $3,808,590. Given that the fair value of the derivative liabilities exceeded the total proceeds of the private placement of $3,000,000, no net amounts were allocated to the common stock. The $808,590 amount by which the recorded liabilities exceeded the proceeds was charged to other expense at the closing date. The Company has revalued the derivative liability as of July 31, 2011, and will continue to do so on each subsequent balance sheet date until the securities to which to derivative liabilities relate are exercised or expire, with any changes in the fair value between reporting periods recorded as other income or expense. On July 31, 2011, the total value of the derivative liabilities was $4,850,385.  The increase in the estimated fair value of the derivative liabilities for the year ended July 31, 2011 resulted in other expense of $1,041,795. Such increase in the estimated fair value was primarily due to the decrease in the Company’s common stock price and updates to the assumptions used in the option pricing models.

The derivative liabilities were valued at the Closing Date of the private placement and at July 31, 2011 using a Monte Carlo valuation model with the following assumptions:

	June 24, 2011	July 31, 2011
Closing price per share of common stock	$0.77	$0.93
Exercise price per share	$1.20	$1.20
Expected volatility	90.9%	91.6%
Risk-free interest rate	1.40%	1.35%
Dividend yield	—	—
Floor price	$0.50	$0.50
Remaining expected term of underlying securities (years)	5.00	4.90

In addition, as of the valuation dates, management assessed the probabilities of future financings assumptions in the Monte Carlo valuation models. Management also applied a discount for lack of marketability to the valuation of the derivative liabilities based on such trading restrictions due to the shares not being registered.

Equity and Common Stock Transactions	9 Months Ended	12 Months Ended
	Apr. 30, 2012	Jul. 31, 2011
Equity and Common Stock Transactions
Equity and Common Stock Transactions

Note 8— Other Equity and Common Stock Transactions

On March 1, 2011 the Company effected a 32 for one forward stock split of its authorized, issued and outstanding common stock.  As a result, its authorized capital increased from 100,000,000 shares of common stock at $0.001 par value to 3,200,000,000 shares of common stock at $0.0001 par value, and its outstanding common stock has increased from 2,140,000 shares of common stock to 68,480,000 shares of common stock as of that date.  The accompanying consolidated financial statements for the annual prior periods presented have been retroactively adjusted to reflect the effects of the forward stock split.

On March 22, 2011, 17,280,000 shares of common stock held by previous majority stockholders were returned to the Company for no consideration.  The shares were not retired and are available for future issuance.

On May 9, 2011, the Board of Directors authorized the issuance of 200,000 fully vested shares of the Company’s common stock to a consultant in exchange for advisory services.  The shares were valued at $332,000, based on the closing price of the Company’s common stock on the date of issuance, and are amortized over the service period of twelve months.  During the three and nine months ended April 30, 2012, $83,000 and $249,000, respectively, was recorded as consulting expense for these shares.

On September 28, 2011, in consideration for the First Amendment entered into with Inovio, the Company issued to Inovio a warrant to purchase 1,000,000 shares of the Company’s common stock (see Note 6).  The warrant has an exercise price of $1.20 per share, is exercisable immediately upon issuance and has an exercise term of five years.  The warrant also contains a mandatory exercise provision allowing the Company to request the exercise of the warrant in whole provided that the Company’s Daily Market Price (as defined in the warrant) is equal to or greater than $2.40 for twenty consecutive trading days.  The Company completed an evaluation of the warrant issued in connection with this private placement and determined the warrants should be classified as equity within the consolidated balance sheet. The fair value of the warrant is $228,509 (based on the Black-Scholes Option Pricing Model assuming no dividend yield, volatility of 87.62%, and a risk-free interest rate of 0.96%).  In accordance with the guidance, the fair value of the warrants was recorded as a discount to the acquisition obligation to be amortized to interest expense over the remaining term of the modified obligation payable (see Note 6).

On March 24, 2012, in consideration for the Second Amendment entered into with Inovio, the Company issued to Inovio a warrant to purchase 3,000,000 shares of the Company’s common stock (see Note 6).  The warrant has an exercise price of $1.00 per share, is exercisable immediately upon issuance and has an exercise term of five years.  The warrant also contains a mandatory exercise provision allowing the Company to request the exercise of the warrant in whole provided that the Company’s Daily Market Price (as defined in the warrant) is equal to or greater than $2.40 for twenty consecutive trading days.  The Company completed an evaluation of the warrant issued in connection with this private placement and determined the warrants should be classified as equity within the consolidated balance sheet. The fair value of the warrant is $729,602 (based on the Black-Scholes Option Pricing Model assuming no dividend yield, volatility of 125.0%, and a risk-free interest rate of 1.04%).  In accordance with the applicable guidance, the fair value of the warrants will be recorded as part of the loss on debt extinguishment as of the issuance date (see Note 6).

At April 30, 2012 the Company had outstanding warrants to purchase 42,246,000 shares of common stock, with exercise prices ranging from $0.50 to $1.20, all of which were classified as equity instruments.  These warrants expire at various times between June 2016 and March 2017.

The Company has not adopted any policy regarding payment of dividends.  No dividends have been paid during the periods presented.

Note 8—Equity and Common Stock Transactions

                 On March 1, 2011 the Company effected a 32 for one forward stock split of its authorized, issued and outstanding common stock.  As a result, its authorized capital increased from 100,000,000 shares of common stock at $0.001 par value to 3,200,000,000 shares of common stock at $0.0001 par value, and its outstanding common stock has increased from 2,140,000 shares of common stock to 68,480,000 shares of common stock as of that date.  The accompanying consolidated financial statements for the annual prior periods presented have been retroactively adjusted to reflect the effects of the forward stock split.

On March 22, 2011, 17,280,000 shares of common stock held by previous majority stockholders were returned to the Company for no consideration.  The shares were not retired and are available for future issuance.

On May 9, 2011, the Board of Directors authorized the issuance of 200,000 fully vested shares of the Company’s common stock to a consultant in exchange for advisory services, pursuant to an exemption from registration under Section 4(2) of the Securities Act.  The shares were valued at $332,000, based on the closing price of the Company’s common stock on the date of grant, and are amortized over the service period of twelve months.  As of July 31, 2011, $83,000 of consulting expense was recorded for these shares.

In May 2011, the Company’s Board of Directors adopted the 2011 Stock Incentive Plan (“the 2011 Plan”), subject to stockholder approval.  The 2011 Plan authorized the Board of Directors to grant incentive stock options and non-statutory stock options to employees, directors, and consultants for up to 5,200,000 shares of common stock.  Under the Plan, incentive stock options and nonqualified stock options can be granted.  Incentive stock options are to be granted at a price that is no less than 100% of the fair value of the stock at the date of grant.  Options vest over a period according to the Option Agreement, and are exercisable for a maximum period of ten years after the date of grant.  Options granted to stockholders who own more than 10% of the outstanding stock of OncoSec at the time of grant must be issued at an exercise price no less than 110% of the fair value of the stock on the date of grant.  No options were issued under the plan during the fiscal year ended July 31, 2011.

At July 31, 2011 we had outstanding warrants to purchase 13,696,000 shares of our common stock, with exercise prices ranging from $0.75 to $1.20.  These warrants expire at various times between  February 2012 and June 2016.  At July 31, 2011, 5,456,000 of these warrants were classified as equity instruments.  The remaining warrants in the amount of 8,240,000 were recorded as derivative liabilities.

The Company has not adopted any policy regarding payment of dividends.  No dividends have been paid during the periods presented.

Income Taxes	9 Months Ended	12 Months Ended
	Apr. 30, 2012	Jul. 31, 2011
Income Taxes
Income Taxes

Note 10—Income Taxes

The Company uses the asset and liability method of accounting for income taxes, in accordance with ASC 740-10, which requires the recognition of deferred tax liabilities for taxable temporary differences and deferred tax assets for deductible temporary differences and operating loss carryforwards using enacted tax rates in effect in the years the differences are expected to reverse. Deferred income tax benefit or expense is recognized as a result of changes in net deferred tax assets or deferred tax liabilities. A valuation allowance is recorded when it is more likely than not that some or all of any deferred tax assets will not be realized. As of April 30, 2012 and July 31, 2011, the Company recorded a full valuation allowance on its deferred tax assets.

Note 9—Income Taxes

The FASB Topic on Income Taxes prescribes a recognition threshold and measurement attribute criteria for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. The Company has had no unrecognized tax benefits.

The Company’s practice is to recognize interest and/or penalties related to income tax matters in income tax expense. The Company had no accrual for interest or penalties on the Company’s consolidated balance sheets at July 31, 2011 or December 31, 2010, and has not recognized interest and/or penalties in the consolidated statements of operations for the years ended July 31, 2011 and 2010.

The Company is subject to taxation in the United States and California. The Company’s tax years for 2008 and forward are subject to examination by the United States and California tax authorities due to the carry forward of unutilized net operating losses and research and development credits.

At July 31, 2011, the Company had federal and California income tax net operating loss carryforwards of approximately $1,300,000 and $1,300,000, respectively.  In addition, the Company has federal and California research and development tax credit carryforwards of approximately $42,000 and $44,000, respectively. The federal net operating loss, research tax credit carryforwards and California net operating loss carryforwards will begin to expire in 2030 unless previously utilized. The California research and development credit carryforwards will carry forward indefinitely until utilized. The Company has not completed a study to assess whether an ownership change has occurred, as defined by IRC Section 382/383 or whether there have been multiple ownership changes since the Company’s formation due to the complexity and cost associated with such a study, and the fact that there may be additional such ownership changes in the future.  Based on a preliminary assessment, the Company believes that an ownership change occurred in 2011. The Company estimates that if such a change did occur, the federal and state net operating loss carry-forwards and research and development credits that can be utilized in the future will be significantly limited. There can be no assurance that the Company will ever be able to realize the benefit of some or all of the federal and state loss carryforwards or the credit carryforwards, either due to ongoing operating losses or due to ownership changes, which limit the usefulness of the loss carryforwards.

Significant components of the Company’s deferred tax assets as of July 31, 2011 and 2010 are listed below (in thousands):

	2011	2010
Net operating loss carryforwards	207,000	17,000
Start-up costs	74,000	—
Accumulated Depreciation	71,000	—
Other	42,000	—
Net deferred tax assets	394,000	17,000
Valuation allowance for deferred tax assets	(394,000)	(17,000)
Net deferred taxes	$—	$—

A valuation allowance of $394,000 and $17,000 at July 31, 2011 and 2010, respectively, has been recognized to offset the net deferred tax assets as realization of such assets is uncertain.

A reconciliation of incomes taxes using the statutory income tax rate, compared to the effective rate, is as follows:

	2011	2010
Federal tax benefit a the expected statutory rate	34.0%	$22%
State income tax, net of federal tax benefit	(3.08)%	—
Non-deductible expenses	(19.09)%	—
Change in valuation allowance	(9.93)%	(22)%
Other	(1.92)%
Income tax benefit — effective rate	0.02%	$0.0%

Commitments and Contingencies	9 Months Ended	12 Months Ended
	Apr. 30, 2012	Jul. 31, 2011
Commitments and Contingencies
Commitments and Contingencies

Note 11—Commitments and Contingencies

On May 12, 2011, the Company entered into a one-year lease agreement for office space.  The lease runs through May 30, 2012, with a base annual rent of $42,000.

On May 18, 2011, the Company entered into Employment Agreements with a term of five years with its President and Chief Executive Officer, its Chief Business Officer and its VP Finance and Controller (the “Officers”). Under the terms of the agreements, if any of the Officers are terminated other than for cause, death or disability, or if the case of termination of employment with the Company for good reason, the Officers are entitled to receive (i) severance payments equal to between six and twenty four months of base salary, (ii) a pro rata percentage of the annual bonus received the prior fiscal year and (iii) payment of health benefits for a period between six and twenty four months, conditioned on the execution of a release.  In addition, in the event of a change in control of the Company, the agreements provide for the acceleration of vesting of any unvested stock options outstanding.  Effective April 26, 2012, as a result of the termination of employment of the Company’s Chief Business Officer and his execution of a release, the Company recorded a severance liability of $220,000 in accordance with the terms of the Employment Agreement and the separation release.

Note 10—Commitments and Contingencies

On May 12, 2011, the Company entered into a one year lease agreement for office space.  The lease runs through May 30, 2012, with a base annual rent of $42,000.

On May 18, 2011, we entered into Employment Agreements with a term of five years with our President and Chief Executive Officer, our Chief Business Officer and our VP Finance and Controller (the “Officers”). Under the terms of the agreements, if any of the Officers are terminated other than for cause, death or disability, or if the case of termination of employment with the Company for good reason, the Officers are entitled to receive (i) severance payments equal to between six and twenty four  months of base salary, (ii) a pro rata percentage of the annual bonus received the prior fiscal year and (iii) payment of health benefits for a period between six and twenty four months, conditioned on the execution of a release.   In addition, in the event of a change in control of the Company, the agreements provide for the acceleration of vesting of any unvested stock options outstanding.

Related Party Transactions	9 Months Ended	12 Months Ended
	Apr. 30, 2012	Jul. 31, 2011
Related Party Transactions
Related Party Transactions

Note 12—Related Party Transactions

On February 11, 2011, the Company entered into a promissory note arrangement with a stockholder in the amount of $120,000.  The note bore interest at a rate of 10% annually.  Full payment on this note was made on March 18, 2011 with proceeds received from the March 2011 private placement (see Note 7).  Total interest expense recorded during the year ended July 31, 2011 was approximately $1,400.

On March 18, 2011, the Company made full payment on a stockholder loan in the amount of $33,867 with proceeds received from the March 2011 private placement (see Note 7).  The note was non-interest bearing.

The Company’s Chairman of the Board of Directors is also a Director and the Chairman (formerly Executive Chairman) of Inovio.  The Company’s Chairman abstained from all discussions and voting related to negotiations of the Asset Purchase Agreement disclosed in Note 5 and the First and Second Amendments (and related warrants) disclosed in Notes 6 and 8, while performing his duties as Executive Chairman of Inovio.

Note 11—Related Party Transactions

On February 11, 2011, the Company entered into a promissory note arrangement with a stockholder in the amount of $120,000.  The note bore interest at a rate of 10% annually.  Full payment on this note was made on March 18, 2011 with proceeds received from the March 2011 private placement (see Note 7).  Total interest expense recorded during the year ended July 31, 2011 was approximately $1,400 related to this note.

On March 18, 2011, the Company made full payment on a stockholder loan in the amount of $33,867 with proceeds received from the March 2011 private placement (see Note 7).  The note was non-interest bearing.  The outstanding balance of this loan as of July 31, 2010 was $14,367.

The Company’s Chairman of the Board of Directors is also a Director and the Executive Chairman of Inovio.  The Company’s Chairman abstained from all discussions and voting related to negotiations of the Asset Purchase Agreement disclosed in Note 5, while performing his duties as Executive Chairman of Inovio.

Subsequent Events	9 Months Ended	12 Months Ended
	Apr. 30, 2012	Jul. 31, 2011
Subsequent Events
Subsequent Events

Note 13—Subsequent Events

On June 1, 2012, the Company entered into an amendment to its lease agreement for office space at its current location.  The lease amendment extends the lease term for a period of seven months commencing on June 1, 2012, through December 31, 2012.  The amendment also increases the base monthly rent to approximately $10,000.

Note 12—Subsequent Events

On September 27, 2011, the Company granted options to purchase 455,000 shares of the Company’s common stock to employees and a Director.  The employee options have a ten year term, vest annually in equal increments over three years and have an exercise price of $0.40.  The Director options have a ten year term, vest quarterly in equal increments over one year and have an exercise price of $0.40.  The options were granted under the 2011 Stock Incentive Plan.

On September 28, 2011, the Company entered into a First Amendment to Asset Purchase Agreement with Inovio (the “Amendment”).  The Amendment amended and modified the payment terms of the Asset Purchase Agreement dated March 14, 2011.  Prior to the Amendment, the Asset Purchase Agreement required the Company to make a payment of $750,000 to Inovio by September 24, 2011.  Under the Amendment, the Company must make a payment of $100,000 to Inovio on September 30, 2011, with the remaining $650,000 to be paid to Inovio at the earlier of (a) 30 days following the receipt by the Company of aggregate net proceeds of more than $5,000,000 from one or more financings occurring on or after September 30, 2011, or (b) March 31, 2012.  In consideration for the Amendment, the Company issued to Inovio a warrant to purchase 1,000,000 shares of the Company’s common stock.  The warrant has an exercise price of $1.20 per share, is exercisable immediately upon issuance and has an exercise term of five years.  The warrants also contain a mandatory exercise provision allowing the Company to request the exercise of the warrant in whole provided that the Company’s Daily Market Price (as defined in the warrant) is equal to or greater than $2.40 for twenty consecutive trading days.

Consolidated Balance Sheets (USD $)	Apr. 30, 2012	Jul. 31, 2011
Current assets
Cash and cash equivalents	$ 6,569,626	$ 2,457,693
Prepaid expenses	128,732	427,961
Other current assets	18,789	15,939
Total Current Assets	6,717,147	2,901,593
Property and equipment, net	56,102	57,298
Intangible assets, net	2,033,029	2,715,167
Total Assets	8,806,278	5,674,058
Current liabilities
Accounts payable and accrued liabilities	370,023	369,175
Accrued compensation	258,416	67,774
Accrued income taxes	3,200	1,600
Derivative liabilities		4,850,385
Acquisition obligation, current	1,399,223	1,250,000
Total Current Liabilities	2,030,862	6,538,934
Acquisition obligation, net of current portion	967,176	1,500,000
Total Liabilities	2,998,038	8,038,934
Stockholders' Equity (Deficit)
Common stock authorized-3,200,000,000 common shares with a par value of $0.0001 Common stock issued and outstanding-87,856,000 and 56,856,000 common shares as of April 30, 2012 and July 31, 2011, respectively	8,786	5,686
Additional paid-in capital	5,382,081	1,033,333
Warrants issued and outstanding - 42,246,000 and 13,696,000 units as of April 30, 2012 and July 31, 2011, respectively	5,024,640	431,981
Deficit accumulated during the development stage	(4,607,267)	(3,835,876)
Total Stockholders' Deficit	5,808,240	(2,364,876)
Total Liabilities and Stockholders' Deficit	$ 8,806,278	$ 5,674,058

Consolidated Balance Sheets (Parenthetical) (USD $)	Apr. 30, 2012	Jul. 31, 2011	Jul. 31, 2010
Consolidated Balance Sheets
Common stock, authorized shares	3,200,000,000	3,200,000,000	3,200,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, issued shares	87,856,000	56,856,000	68,480,000
Common stock, outstanding shares	87,856,000	56,856,000	68,480,000
Warrants issued	42,246,000	13,696,000
Warrants outstanding	42,246,000	13,696,000

Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended	42 Months Ended	51 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2012	Apr. 30, 2011	Jul. 31, 2010	Jul. 31, 2011	Apr. 30, 2012
Expenses:
Research and development	$ 701,201	$ 216,658	$ 1,725,194	$ 216,658		$ 648,314	$ 2,409,865
General and administrative	887,648	279,751	2,238,222	286,547	27,158	1,115,220	3,317,084
Loss from operations	(1,588,849)	(496,409)	(3,963,416)	(503,205)	(27,158)	(1,763,534)	(5,726,949)
Other income (expense):
Fair value of derivative liabilities in excess of proceeds						(808,590)	(808,590)
Adjustments to fair value of derivative liabilities	1,613,329		4,192,781			(1,041,795)	3,150,985
Loss on extinguishment of debt	(761,492)		(761,492)				(761,492)
Financing transaction costs						(210,000)	(210,000)
Non-cash interest expense	(74,562)		(236,864)				(236,864)
Interest expense		(1,400)		(1,400)		(1,357)	(1,357)
Impairment charges					(9,000)	(9,000)	(9,000)
Net loss before income taxes	(811,574)	(497,809)	(768,991)	(504,605)	(36,158)	(3,834,276)	(4,603,267)
Provision for income taxes		1,600	2,400	1,600		1,600	4,000
Net loss	$ (811,574)	$ (499,409)	$ (771,391)	$ (506,205)	$ (36,158)	$ (3,835,876)	$ (4,607,267)
Basic net income (loss) per common share (in dollars per share)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)
Diluted net income (loss) per common share (in dollars per share)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)
Weighted average shares used in computing basic net income (loss) per common share (in shares)	68,222,667	61,611,326	60,589,577	66,240,762	68,480,000
Weighted average shares used in computing diluted net income (loss) per common share (in shares)	68,222,667	61,611,326	60,589,577	66,240,762	68,480,000

Consolidated Statements of Stockholders' Equity (Deficit) (USD $)		Total	Common Stock		Additional Paid In Capital		Warrants	Deficit Accumulated during the Development Stage
Balance at Feb. 08, 2008
Increase (Decrease) in Stockholders' Equity
Shares issued to founder on Feb 8, 2008		$ 15,000	$ 4,800	[1]	$ 10,200	[1]
Shares issued to founder on Feb 8, 2008 (in shares)	[1]		48,000,000
Private placement on June 24, 2011, March 18, 2011 and June 30, 2008, respectively		32,000	2,048	[1]	29,952	[1]
Private placement on June 24, 2011, March 18, 2011 and June 30, 2008, respectively (in shares)	[1]		20,480,000
Net loss		(7,187)						(7,187)
Balance at Jul. 31, 2008		39,813	6,848	[1]	40,152	[1]		(7,187)
Balance (in shares) at Jul. 31, 2008	[1]		68,480,000
Increase (Decrease) in Stockholders' Equity
Net loss		(33,714)						(33,714)
Balance at Jul. 31, 2009		6,099	6,848	[1]	40,152	[1]		(40,901)
Balance (in shares) at Jul. 31, 2009	[1]		68,480,000
Increase (Decrease) in Stockholders' Equity
Net loss		(36,158)						(36,158)
Balance at Jul. 31, 2010		(30,059)	6,848	[1]	40,152	[1]		(77,059)
Balance (in shares) at Jul. 31, 2010	[1]		68,480,000
Increase (Decrease) in Stockholders' Equity
Private placement on June 24, 2011, March 18, 2011 and June 30, 2008, respectively		1,092,000	146		659,873		431,981
Private placement on June 24, 2011, March 18, 2011 and June 30, 2008, respectively (in shares)			1,456,000				1,456,000
Balance at Mar. 18, 2011
Balance at Jul. 31, 2010	[1]		6,848		40,152
Balance (in shares) at Jul. 31, 2010	[1]		68,480,000
Increase (Decrease) in Stockholders' Equity
Private placement on June 24, 2011, March 18, 2011 and June 30, 2008, respectively			400		(400)
Private placement on June 24, 2011, March 18, 2011 and June 30, 2008, respectively (in shares)			4,000,000				4,000,000
Balance at Jun. 24, 2011
Balance at Jul. 31, 2010		(30,059)	6,848	[1]	40,152	[1]		(77,059)
Balance (in shares) at Jul. 31, 2010	[1]		68,480,000
Increase (Decrease) in Stockholders' Equity
Common stock cancelled			(1,728)		1,728
Common stock cancelled (in shares)			(17,280,000)
Common stock issued for services		332,000	20		331,980
Common stock issued for services (in shares)			200,000
Net loss		(3,758,817)						(3,758,817)
Balance at Jul. 31, 2011		(2,364,876)	5,686		1,033,333		431,981	(3,835,876)
Balance (in shares) at Jul. 31, 2011			56,856,000				5,456,000
Increase (Decrease) in Stockholders' Equity
Issuance of warrants - Inovio		958,111					958,111
Issuance of warrants - Inovio (in shares)							4,000,000
Re-classification of Series A Warrants		657,604					657,604
Re-classification of Series A Warrants (in shares)							4,240,000
Expiration of Series B Warrants (in shares)							(4,000,000)
Public offering on March 28, 2012, net of issuance costs of $542,500		7,207,500	3,100		4,227,456		2,976,944
Public offering on March 28, 2012 (in shares)			31,000,000				32,550,000
Share-based compensation expense		121,292			121,292
Net loss		(771,391)						(771,391)
Balance at Apr. 30, 2012		$ 5,808,240	$ 8,786		$ 5,382,081		$ 5,024,640	$ (4,607,267)
Balance (in shares) at Apr. 30, 2012			87,856,000				42,246,000

[1]	Adjusted to reflect the forward stock split of 32-for-1 effective March 1, 2011.

Consolidated Statements of Stockholders' Equity (Deficit) (Parenthetical) (USD $)	8 Months Ended	9 Months Ended	51 Months Ended
	Mar. 28, 2012	Apr. 30, 2012	Apr. 30, 2012
Consolidated Statement of Stockholders' Equity (Deficit)
Public offering, issuance costs	$ 542,500	$ 542,500	$ 542,500

Consolidated Statements of Cash Flows (USD $)	9 Months Ended	51 Months Ended
	Apr. 30, 2012	Apr. 30, 2012
Operating activities
Net income (loss)	$ (771,391)	$ (4,607,267)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	532,828	783,650
Write-down of supplies inventory		38,000
Write-down of web development costs		9,000
Fair value of derivative liabilities in excess of proceeds		808,590
Loss on extinguishment of debt	761,492	761,492
Loss on adjustment to fair value of derivative liabilities	(4,192,781)	(3,150,985)
Non-cash interest expense	236,864	236,864
Share-based compensation	121,292	121,292
Amortization of common stock issued for services	249,000	332,000
Changes in operating assets and liabilities:
(Increase) decrease in prepaid expenses	50,229	(128,732)
(Increase) decrease in other current assets	(2,849)	(18,792)
(Decrease) increase in accounts payable and accrued liabilities	848	370,024
(Decrease) increase in accrued compensation	190,642	258,416
(Decrease) increase in accrued income taxes	1,600	3,200
Net cash used in operating activities	(2,822,226)	(4,183,248)
Investing activities
Purchases of property and equipment	(23,341)	(93,626)
Investment in intangible assets		(250,000)
Net cash used in investing activities	(23,341)	(343,626)
Financing activities
Proceeds from issuance of common stock and warrants	7,750,000	11,889,000
Payment of financing and offering costs	(542,500)	(542,500)
Payment of amounts due under acquisition obligation	(250,000)	(250,000)
Proceeds from amounts due to stockholder		153,867
Repayment of amounts due to stockholder		(153,867)
Net cash provided from financing activities	6,957,500	11,096,500
Net increase (decrease) in cash	4,111,933	6,569,626
Cash, at beginning of period	2,457,693
Cash, at end of period	6,569,626	6,569,626
Cash paid during the period for:
Interest		1,357
Income taxes	800	800
Noncash investing and financing transaction:
Fair value of placement agent warrants issued in conjunction with financing	276,980	276,980
Acquisition obligation of asset purchase agreement		2,750,000
Acquisition obligation discounts - imputed interest and fair value of warrants	$ 483,139	$ 483,139

Nature of Operations and Basis of Presentation	9 Months Ended	12 Months Ended
	Apr. 30, 2012	Jul. 31, 2011
Nature of Operations and Basis of Presentation
Nature of Operations and Basis of Presentation

Note 1—Nature of Operations and Basis of Presentation

OncoSec Medical Incorporated (the “Company”) was incorporated under the name of Netventory Solutions Inc., in the state of Nevada on February 8, 2008 to pursue the business of inventory management solutions.  On March 1, 2011, Netventory Solutions Inc. completed a merger with its subsidiary OncoSec Medical Incorporated and changed its name to OncoSec Medical Incorporated.  On March 24, 2011, the Company completed the acquisition of certain technology and related assets from Inovio Pharmaceuticals, Inc. (“Inovio”) pursuant to an Asset Purchase Agreement (the “Asset Purchase Agreement”) dated March 14, 2011.  The acquired technology and related assets relate to the use of drug-medical device combination products for the treatment of various cancers.  With this acquisition, the Company re-focused its efforts in the biomedical industry and abandoned its efforts in the online inventory services industry.  Prior to the acquisition of the assets from Inovio, the Company had been inactive since March 2010 and had no continuing operations other than those of a company seeking a business opportunity.  The Company has not produced any revenues from its newly acquired assets and is considered a development stage company.

The accompanying consolidated financial statements include the accounts of OncoSec Medical Incorporated and its wholly-owned inactive subsidiary, OncoSec Medical Therapeutics Incorporated (“OncoSec Medical Therapeutics”), which was acquired on June 3, 2011 for a total purchase price of $1,000.  OncoSec Medical Therapeutics was incorporated in Delaware on July 2, 2010.  There have been no significant transactions related to this subsidiary since its inception.  All significant intercompany transactions and balances have been eliminated at consolidation.

Certain reclassifications have been made to the prior interim period consolidated financial statements, including the aggregation of certain operating expenses into the classification of general and administrative expenses, to conform to the presentation used for the interim periods ended April 30, 2012.  The reclassifications had no effect on previously reported net losses.

Note 1—Nature of Operations and Basis of Presentation

OncoSec Medical Incorporated (“the Company”) was incorporated under the name of Netventory Solutions Inc., in the state of Nevada on February 8, 2008 to pursue the business of inventory management solutions.  On March 1, 2011, Netventory Solutions Inc. completed a merger with its subsidiary OncoSec Medical Incorporated and, as a result, changed its name to OncoSec Medical Incorporated.  On March 24, 2011, the Company completed the acquisition of certain technology and related assets from Inovio Pharmaceuticals, Inc. (“Inovio”) pursuant to an Asset Purchase Agreement (the “Asset Purchase Agreement”) dated March 14, 2011.  The acquired technology and related assets relate to the use of drug-medical device combination products for the treatment of different cancers.  With this acquisition, the Company is now focusing its efforts in the biomedical industry and abandoning its efforts in the online inventory services industry.  Prior to the acquisition of the assets from Inovio, the Company had been inactive since March 2010 and had no continuing operations other than those of a company seeking a business opportunity.  The Company has not produced any revenues from its newly acquired assets and is considered a development stage company.

The accompanying consolidated financial statements include the accounts of OncoSec Medical Incorporated and its wholly-owned inactive subsidiary, OncoSec Medical Therapeutics Incorporated (“OncoSec Medical Therapeutics”), which was acquired on June 3, 2011.  The Company acquired all of the outstanding common stock as of the acquisition date for a total purchase price of $1,000.  OncoSec Medical Therapeutics was incorporated in Delaware on July 2, 2010.  There have been no significant transactions related to this subsidiary since its inception.  All significant intercompany transactions and balances have been eliminated at consolidation.

Certain reclassifications have been made to the prior year consolidated financial statements, including the aggregation of certain operating expenses into the classification of general and administrative expenses to conform to the presentation used for the annual period ended July 31, 2011.  The reclassifications had no effect on previously reported net losses.

Significant Accounting Policies	9 Months Ended	12 Months Ended
	Apr. 30, 2012	Jul. 31, 2011
Significant Accounting Policies
Significant Accounting Policies

Note 2—Significant Accounting Policies

Financial Instruments

The carrying amounts for cash, prepaid expenses, accounts payable and accrued expenses approximate fair value due to their short-term nature, generally less than three months.  The carrying amounts of our short-term and long-term acquisition obligation outstanding approximate their fair value based upon current rates and terms available to us for similar activity.  It is management’s opinion that the Company is not exposed to significant interest, currency, or credit risks arising from its other financial instruments and that their fair values approximate their carrying values except where separately disclosed.

Derivative Liabilities

The Company accounts for its warrants and other derivative financial instruments as either equity or liabilities based upon the characteristics and provisions of each instrument. Warrants classified as equity are recorded at fair value as of the date of issuance on the Company’s consolidated balance sheets and no further adjustments to their valuation are made. Warrants classified as derivative liabilities and other derivative financial instruments that require separate accounting as liabilities are recorded on the Company’s consolidated balance sheets at their fair value on the date of issuance and will be revalued on each subsequent balance sheet date until such instruments are exercised or expire, with any changes in the fair value between reporting periods recorded as other income or expense. Management estimates the fair value of these liabilities using option pricing models and assumptions that are based on the individual characteristics of the warrants or instruments on the valuation date, as well as assumptions for future financings, expected volatility, expected life, yield, and risk-free interest rate.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and disclosures made in the accompanying notes to the consolidated financial statements.  Actual results could differ materially from the estimates.

Property and Equipment

The cost of property and equipment is depreciated on a straight-line basis over the estimated useful lives of the related assets. The useful lives of property and equipment for the purpose of computing depreciation are:

Computers and Equipment	3 to 5 years
Computer Software	1 to 3 years
Leasehold Improvements	1 year

Total depreciation expense recorded for the three and nine months ended April 30, 2012 was approximately $8,400 and $24,500, respectively. Total depreciation expense for the three and nine months ended April 30, 2011 was approximately $1,000.

Net Income (Loss) Per Share

The Company computes basic net income (loss) per common share by dividing the applicable net income (loss) by the weighted average number of common shares outstanding during the respective period. Diluted earnings per share is computed using the weighted average number of common shares outstanding during the period, plus the dilutive effect of potential future issuances of common stock relating to stock options and other potentially dilutive securities using the treasury stock method. In calculating diluted earnings per share, the dilutive effect of stock options is computed using the average market price for the respective period. In addition, the assumed proceeds under the treasury stock method include the average unrecognized compensation expense of stock options that are in-the-money. This results in the “assumed” buyback of additional shares, thereby reducing the dilutive impact of stock options. The Company did not include shares underlying stock options and warrants outstanding of 2,035,000 and 42,246,000, respectively, in the computation of net income (loss) per share for the three and nine months ended April 30, 2012, as the effect would have been anti-dilutive.

Stock Options to Non-Employees

Expense for stock options granted to non-employees have been determined using the estimated fair value of the stock options issued, based on the Black-Scholes Option Pricing Model.  Such options are revalued quarterly until fully vested, with any change in fair value expensed.  During the three and nine months ended April 30, 2012, the Company recorded approximately $8,000 in research and development expense and $25,000 in general and administrative expense for stock options granted to non-employees.

Comprehensive Income

Comprehensive income or loss includes all changes in equity except those resulting from investments by owners and distributions to owners.  The Company did not have any items of comprehensive income or loss other than net income (loss) from operations for the three and nine months ended April 30, 2012 and 2011, or for the period from inception through April 30, 2012.

New Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04. This newly issued accounting standard clarifies the application of certain existing fair value measurement guidance and expands the disclosures for fair value measurements that are estimated using significant unobservable inputs. This guidance is effective on a prospective basis for annual and interim reporting periods beginning after December 15, 2011. The adoption of this standard did not have a material impact on the Company’s financial position or results of operations.

In June 2011, the FASB issued ASU 2011-05. This newly issued accounting standard (1) eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity; (2) requires the consecutive presentation of the statement of net income and other comprehensive income; and (3) requires an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income. The amendments do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income nor do the amendments affect how earnings per share is calculated or presented. This guidance is required to be applied retrospectively and is effective for fiscal years and interim periods beginning after December 15, 2011. The adoption of this standard did not have a material impact on the Company’s financial position or results of operations.

In December 2011, the FASB issued ASU 2011-12.  This accounting standard amends certain pending paragraphs in ASU 2011-05. The amendments are being made to allow a company’s board of directors time to re-deliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented.  This guidance is effective on a prospective basis for annual and interim reporting periods beginning after December 15, 2011. The adoption of this standard did not have a material impact on the Company’s financial position or results of operations.

Note 2—Significant Accounting Policies

Financial Instruments

The carrying amounts for cash, prepaid expenses, accounts payable and accrued expenses approximate fair value due to their short-term nature, generally less than three months.  The carrying amounts of our short-term and long-term acquisition obligation outstanding approximate their fair value based upon current rates and terms available to us for similar activity.  It is management’s opinion that the Company is not exposed to significant interest, currency, or credit risks arising from its other financial instruments and that their fair values approximate their carrying values except where separately disclosed.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and disclosures made in the accompanying notes to the consolidated financial statements.  Actual results could differ materially from the estimates.

Property and Equipment

The cost of property and equipment is depreciated on a straight-line basis over the estimated useful lives of the related assets. The useful lives of property and equipment for the purpose of computing depreciation are:

Computers and Equipment	3 to 5 years
Computer Software	1 to 3 years
Leasehold Improvements	1 year

Total depreciation expense recorded for the years ended July 31, 2011 and 2010 was $3,989 and $0, respectively.

Loss Per Share

The Company computes basic net loss per common share by dividing the applicable net loss by the weighted average number of common shares outstanding during the respective period. Diluted per share amounts assume the conversion, exercise or issuance of all potential common stock equivalents.  The Company did not include shares underlying warrants outstanding of 13,696,000 in the computation of net loss per share for year ended July 31, 2011, as the effect would have been anti-dilutive.

Comprehensive Income

Comprehensive income or loss includes all changes in equity except those resulting from investments by owners and distributions to owners.  The Company did not have any items of comprehensive income or loss other than net loss from operations for the years ended July 31, 2011 and 2010, or for the period from inception (February 8, 2008) through July 31, 2011.

Derivative Liabilities

The Company accounts for its warrants and other derivative financial instruments as either equity or liabilities based upon the characteristics and provisions of each instrument. Warrants classified as equity are recorded as additional paid-in capital on the consolidated balance sheets and no further adjustments to their valuation are made. During the year ended July 31, 2011, some of the Company’s warrants that were issued in conjunction with the June 2011 Private Placement were determined to be ineligible for equity classification because of anti-dilution provisions that may result in an adjustment to their exercise price. Warrants classified as derivative liabilities and other derivative financial instruments that require separate accounting as liabilities are recorded on the Company’s consolidated balance sheets at their fair value on the date of issuance and will be revalued on each subsequent balance sheet date until such instruments are exercised or expire, with any changes in the fair value between reporting periods recorded as other income or expense. Management estimates the fair value of these liabilities using option pricing models and assumptions that are based on the individual characteristics of the warrants or instruments on the valuation date, as well as assumptions for future financings, expected volatility, expected life, yield, and risk-free interest rate.

New Accounting Pronouncements

In June 2009, the Financial Accounting Standards Board (“FASB”), issued authoritative guidance for the consolidation of variable interest entities, to require an issuer to perform an analysis to determine whether the issuer’s variable interest or interests give it a controlling financial interest in a variable interest entity, if any.  This analysis identifies the primary beneficiary of a variable interest entity as one with the power to direct the activities of a variable interest entity that most significantly impact the entity’s economic performance and the obligation to absorb losses of the entity that could potentially be significant to the variable interest.  The guidance became effective for the Company on August 1, 2010, however it did not have a material impact on the Company’s consolidated financial statements.

In October 2009, the FASB issued authoritative guidance that amends existing revenue recognition accounting pronouncements related to multiple-deliverable revenue arrangements.  The new guidance provides accounting principles and application guidance on whether multiple deliverables exist, how the arrangement should be separated, and how the consideration should be allocated.  This guidance eliminates the requirement to establish the fair value of undelivered products and services and instead provides for separate revenue recognition based upon management’s estimate of the selling price for an undelivered item when there is no other means to determine the fair value of that undelivered item.  The guidance became effective for us on August 1, 2010, however it did not have a material impact on the Company’s consolidated financial statements.

In January 2010, the FASB issued authoritative guidance that requires new disclosures and clarifies certain existing disclosure requirements about fair value measurements.  The new guidance requires a reporting entity to disclose significant transfers in and out of Level 1 and Level 2 fair value measurements, to describe the reasons for the transfers and to present separately information about purchases, sales, issuances and settlements for fair value measurements using significant unobservable inputs.  The Company adopted the guidance in the third quarter of Fiscal 2010, except for the disclosures about purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements, which is effective for interim and annual reporting periods beginning after December 15, 2010 (the Company’s fiscal quarter ending April 30, 2011).

In April 2010, the FASB issued guidance on defining a milestone and determining when it may be appropriate to apply the milestone method of revenue recognition for research or development transactions.  The guidance became effective for the Company on a prospective basis for milestones achieved beginning with the Company’s first quarter of Fiscal 2011; however it did not have a material impact on the Company’s consolidated financial statements.

In May 2011, the FASB issued authoritative guidance regarding common fair value measurements and disclosure requirements in U.S. GAAP and IFRS. This newly issued accounting standard clarifies the application of certain existing fair value measurement guidance and expands the disclosures for fair value measurements that are estimated using significant unobservable inputs. This guidance is effective on a prospective basis for annual and interim reporting periods beginning after December 15, 2011. The Company does not expect that adoption of this standard will have a material impact on its financial position or results of operations.

In June 2011, the FASB issued authoritative guidance regarding comprehensive income. This newly issued accounting standard (1) eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity; (2) requires the consecutive presentation of the statement of net income and other comprehensive income; and (3) requires an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income. The amendments do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income nor do the amendments affect how earnings per share is calculated or presented. This guidance is required to be applied retrospectively and is effective for fiscal years and interim periods beginning after December 15, 2011. The adoption of this standard is not expected tohave an impact on the Company’s financial position or results of operations.

Cash and Liquidity	9 Months Ended	12 Months Ended
	Apr. 30, 2012	Jul. 31, 2011
Cash and Liquidity
Cash and Liquidity

Note 3—Cash and Liquidity

The Company considers all liquid investments with maturities of ninety days or less when purchased to be cash equivalents.  As of April 30, 2012 and July 31, 2011, cash and cash equivalents were comprised of cash in checking accounts.

The Company’s activities to date have been supported by equity and debt financing.  It has sustained losses in previous reporting periods with an inception to date loss of $4,607,267 as of April 30, 2012.

The Company will require additional financing to fund its planned operations, including research and development, its ongoing clinical trials and commercialization of the intellectual property acquired from Inovio pursuant to the Asset Purchase Agreement (as further described in Note 5) and making of scheduled payments to Inovio under the acquisition obligation (as further described in Note 6).  In addition, the Company will require additional financing in order to seek to license or acquire new assets, research and develop any potential patents and the related compounds, and obtain any further intellectual property that the Company may seek to acquire.  Additional financing may not be available to the Company when needed or, if available, it may not be obtained on commercially reasonable terms.  If the Company is not able to obtain the necessary additional financing on a timely basis, the Company will be forced to delay or scale down some or all of its development activities or perhaps even cease the operation of its business.  Since inception the Company has funded its operations primarily through equity and debt financings and it expects that it will continue to fund its operations through equity and debt financings.  If the Company raises additional financing by issuing equity securities, its existing stockholders’ ownership will be diluted.  Obtaining commercial loans, assuming those loans would be available, would increase the Company’s liabilities and future cash commitments.  The Company also expects to pursue non-dilutive financing sources.  However, obtaining such financing would require significant efforts by the Company’s management team, and such financing may not be available, and if available, could take a long period of time to obtain.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business.  There is substantial doubt about the Company’s ability to continue as a going concern as the continuation of the Company’s business is dependent upon obtaining additional financing and the continued support of its stockholders to aid in financing operations.  The consolidated financial statements do not include any adjustments that might result from this uncertainty.

Note 3—Cash and Liquidity

The Company considers all liquid investments with maturities of ninety days or less when purchased to be cash equivalents.

The Company’s activities to date have been supported by equity and debt financing.  It has sustained losses in all previous reporting periods with an inception to date loss of $3,835,876 as of July 31, 2011.

The Company does not currently believe that its existing cash resources are sufficient to meet its anticipated needs during the next twelve months.  The Company will require additional financing to fund its planned operations, including commercializing of the intellectual property acquired from Inovio pursuant to the Asset Purchase Agreement (as further described in Note 5), making of scheduled payments to Inovio under the acquisition obligation (as further described in Note 6), seeking to license or acquire new assets, researching and developing any potential patents and the related compounds, and any further intellectual property that we may acquire.  Additional financing may not be available to the Company when needed or, if available, it may not be obtained on commercially reasonable terms.  If the Company is not able to obtain the additional financing on a timely basis, if and when it is needed, the Company will be forced to delay or scale down some or all of its development activities or perhaps even cease the operation of its business.  Since inception the Company has funded its operations primarily through equity and debt financings and it expects that it will continue to fund its operations through equity and debt financing.  If the Company raises additional financing by issuing equity securities, its existing stockholders’ ownership will be diluted.  Obtaining commercial loans, assuming those loans would be available, will increase the Company’s liabilities and future cash commitments.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business.  The Company has a history of recurring losses from operations, an accumulated deficit of $3,835,876 as of July 31, 2011, and no sources of revenue.  These factors raise substantial doubt about the Company’s ability to continue as a going concern as the continuation of our business is dependent upon additional financing sources and the continued support of the Company's stockholders to aid in financing operations.  The consolidated financial statements do not include any adjustments that might result from this uncertainty.

Fair Value of Financial Instruments	9 Months Ended	12 Months Ended
	Apr. 30, 2012	Jul. 31, 2011
Fair Value of Financial Instruments
Fair Value of Financial Instruments

Note 4—Fair Value of Financial Instruments

Financial assets and liabilities are measured at fair value, which is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The following is a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value:

·Level 1 — Quoted prices in active markets for identical assets or liabilities.

·Level 2 — Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

·Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

In conjunction with the June Private Placement, the Company issued warrants with derivative features. These instruments are accounted for as derivative liabilities (see Note 7).

The Company used Level 3 inputs for its valuation methodology for the warrant derivative liabilities. The estimated fair values were determined using a Monte Carlo option pricing model based on various assumptions (see Note 7). The Company’s derivative liabilities are adjusted to reflect estimated fair value at each period end, with any decrease or increase in the estimated fair value being recorded in other income or expense accordingly, as adjustments to fair value of derivative liabilities.

On February 21, 2012, Series C Warrants to purchase an aggregate of 4,000,000 shares of the Company’s stock expired unexercised.  On March 28, 2012, the Series A Warrants were reclassified to equity, following the reset of the exercise price to the base floor price of $0.50 per warrant share and an evaluation of the instrument’s settlement provisions which were determined to be fixed-for-fixed (see Note 7).  As a result, at April 30, 2012, there were no derivative liabilities recorded on the Company’s consolidated balance sheet.

At July 31, 2011, the estimated fair values of the liabilities measured on a recurring basis are as follows:

Fair Value Measurements at July 31, 2011

	Balance at July, 31, 2011	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Warrant derivative liability — Series A and Series C Warrants	$4,850,385	—	—	$4,850,385

The following table presents the activity for liabilities measured at estimated fair value using unobservable inputs for the nine months ended April 30, 2012:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

Warrant Derivative Liability
Beginning balance at July 31, 2011	$4,850,385

Issuances	—

Adjustments to estimated fair value	(4,192,781)

Re-classification of fair value to equity (see Note 7)	(657,604)

Ending balance at April 30, 2012	$—

During the three months ended April 30, 2012, the estimated fair value of derivative liabilities decreased by $1,613,329. During the nine months ended April 30, 2012, the estimated fair value of derivative liabilities decreased by $4,192,781.  These amounts were recorded as other income during the three and nine months ended April 30, 2012.

Note 4—Fair Value of Financial Instruments

Financial assets and liabilities are measured at fair value, which is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The following is a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value:

·                  Level 1 — Quoted prices in active markets for identical assets or liabilities.

·                 Level 2 — Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

·                 Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

As of July 31, 2011 and 2010, cash and cash equivalents were comprised of cash in checking accounts.

In conjunction with the June 2011 Private Placement, the Company issued warrants with derivative features. These instruments are accounted for as derivative liabilities (see Note 7).

The Company used Level 3 inputs for its valuation methodology for the warrant derivative liabilities. The estimated fair values were determined using a Monte Carlo option pricing model based on various assumptions (see Note 7). The Company’s derivative liabilities are adjusted to reflect estimated fair value at each period end, with any decrease or increase in the estimated fair value being recorded in other income or expense accordingly, as adjustments to fair value of derivative liabilities.

At July 31, 2011, the estimated fair values of the liabilities measured on a recurring basis are as follows:

Fair Value Measurements at July 31, 2011

	Balance at July, 31, 2011	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Warrant derivative liability — Series A and Series C Warrants	$4,850,385	—	—	$4,850,385

The following table presents the activity for liabilities measured at estimated fair value using unobservable inputs for the year ended July 31, 2011:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

Warrant Derivative Liability
Beginning balance at July 31, 2010	$—

Issuances	3,808,590

Adjustments to estimated fair value	1,041,795

Ending balance at July 31, 2011	$4,850,385

At the closing of the 2011 June Private Placement, the amount by which the fair value of the 2011 derivative liability issuances exceeded the proceeds from the June 2011 Private Placement of $3,000,000 was recorded to other expense. During the year ended July 31, 2011, the estimated fair value of derivative liabilities increased by $1,041,795, which was recorded as other expense, resulting in net other expense of $1,850,385 for the year ended July 31, 2011.

Intangible Asset Acquisition and Cross License Agreement	9 Months Ended	12 Months Ended
	Apr. 30, 2012	Jul. 31, 2011
Intangible Asset Acquisition and Cross License Agreement
Intangible Asset Acquisition and Cross License Agreement

Note 5—Intangible Asset Acquisition and Cross License Agreement

On March 14, 2011, the Company entered the Asset Purchase Agreement with Inovio, whereby the Company agreed to purchase certain assets of Inovio related to certain non-DNA vaccine and selective electrochemical tumor ablation (“SECTA”) technology (now referred to as the OncoSec Medical System, or OMS), including, among other things: (a) certain patents, including patent applications, and trademarks related to the SECTA technology; (b) certain equipment, machinery, inventory and other tangible assets related to the technology; (c) certain engineering and quality documentation related to the technology; and (d) the assignment of certain contracts related to the technology.  In return, the Company is obligated to pay Inovio $3,000,000 in scheduled payments over the period of two years from the closing date of the Asset Purchase Agreement and a royalty on commercial product sales related to the SECTA technology.  The transaction closed on March 24, 2011.

In connection with the closing of the Asset Purchase Agreement, the Company entered into a cross-license agreement with Inovio.  Under the terms of the agreement, the Company granted Inovio a fully paid-up, exclusive, worldwide license to certain of the acquired SECTA technology patents in the field of use of electroporation. No consideration was received by the Company, nor will Inovio be liable for future royalty fees related to this arrangement.  Inovio also granted the Company a non-exclusive, worldwide license to certain non-SECTA technology patents held by it in consideration for the following: (a) a fee for any sublicense of the Inovio technology, not to exceed 10%; (b) a royalty on net sales of any business the Company develops with the Inovio technology, not to exceed 10%; and (c) payment to Inovio of any amount Inovio pays to one licensor of the Inovio technology that is a direct result of the license.  In addition, the Company agreed not to transfer this non-exclusive license apart from the assigned intellectual property.

ASC 805, Business Combinations, provides guidance on determining whether an acquired set of assets meets the definition of a business for accounting purposes.  Under the framework, the acquired set of activities and assets have to be capable of being operated as a business, from the viewpoint of a market participant as defined in ASC 820, Fair Value Measurements.  Two essential elements required for an integrated set of activities are inputs and outputs.  The Company evaluated the Asset Purchase Agreement and in accordance with the guidance, determined it did not meet the definition of a business acquisition as the acquisition consisted solely of the SECTA technology and certain other tangible assets.  The Company did not acquire the right to any employees previously involved with the technology, or research processes previously in place at Inovio.  The Company has therefore accounted for the transaction as an asset acquisition.

The purchase price was allocated to the identified tangible and intangible assets acquired based on their relative fair values, which were derived from their individual estimated fair values of $38,000 and $3,000,000, respectively.  Included in the estimated fair value of the intangible assets is the value associated with the engineering and quality documentation acquired, which was determined to have no stand-alone value apart from the patents.  The relative fair value of the intangible assets of $2,962,000 was reduced by a discount of approximately $174,000 recorded for the acquisition obligation (see Note 6).  The relative fair value of the tangible assets of $38,000 was expensed to research and development as of the acquisition date.

The following table summarizes the purchase price allocation for the assets acquired:

Intangible assets - patents	$2,788,154
Tangible assets — machinery, property and inventory	$38,000

Patents are stated net of accumulated amortization of approximately $755,000 and $247,000 as of April 30, 2012 and July 31, 2011, respectively. The patents are amortized on a straight-line basis over the estimated remaining useful lives of the assets, determined as four years from the date of acquisition.  Amortization expense for the three and nine months ended April 30, 2012 was approximately $174,000 and $508,000, respectively.

In accordance with the provisions of the applicable authoritative guidance, the Company’s long-lived assets and amortizable intangible assets are tested for impairment whenever events or changes in circumstances indicate that their carrying value may not be recoverable.  The Company assesses the recoverability of such assets by determining whether their carrying value can be recovered through undiscounted future operating cash flows, including its estimates of revenue driven by assumed market segment share and estimated costs.  If impairment is indicated, the Company measures the amount of such impairment by comparing the fair value to the carrying value.  During the three and nine months ended April 30, 2012, no impairment was recorded.

Note 5—Intangible Asset Acquisition and Cross License Agreement

On March 14, 2011, the Company entered the Asset Purchase Agreement with Inovio, whereby the Company agreed to purchase certain assets of Inovio related to certain non-DNA vaccine and selective electrochemical tumor ablation (“SECTA”) technology, including, among other things: (a) certain patents, including patent applications, and trademarks related to the SECTA technology; (b) certain equipment, machinery, inventory and other tangible assets related to the technology; (c) certain engineering and quality documentation related to the technology; and (d) the assignment of certain contracts related to the technology.  In return, the Company is obligated to pay Inovio $3,000,000 in scheduled payments over the period of two years from the closing date of the Asset Purchase Agreement and a royalty on commercial product sales related to the SECTA technology.  The transaction closed on March 24, 2011.

In connection with the closing of the Asset Purchase Agreement, the Company entered into a cross-license agreement with Inovio.  Under the terms of the agreement, the Company granted Inovio a fully paid-up, exclusive, worldwide license to certain of the acquired SECTA technology patents in the field of use of electroporation. No consideration was received by the Company, nor will Inovio be liable for future royalty fees related to this arrangement.  Inovio also granted the Company a non-exclusive, worldwide license to certain non-SECTA technology patents held by it in consideration for the following: (a) a fee for any sublicense of the Inovio technology, not to exceed 10%; (b) a royalty on net sales of any business the Company develops with the Inovio technology, not to exceed 10%; and (c) payment to Inovio of any amount Inovio pays to one licensor of the Inovio technology that is a direct result of the license.  In addition, the Company agreed not to transfer this non-exclusive license apart from the assigned intellectual property.

ASC 805, Business Combinations, provides guidance on determining whether an acquired set of assets meets the definition of a business for accounting purposes.  Under the framework, the acquired set of activities and assets have to be capable of being operated as a business, from the viewpoint of a market participant as defined in ASC 820, Fair Value Measurements.  Two essential elements required for an integrated set of activities are inputs and outputs.  The Company evaluated the Asset Purchase Agreement and in accordance with the guidance, determined it did not meet the definition of a business acquisition as the acquisition consisted solely of the SECTA technology and certain other tangible assets.  The Company did not acquire the right to any employees previously involved with the technology, or research processes previously in place at Inovio.  The Company has therefore accounted for the transaction as an asset acquisition.

The following table summarizes the purchase price allocation for the assets acquired and recorded as of March 24, 2011:

Intangible assets - patents	$2,962,000
Tangible assets — machinery, property and inventory	$38,000

The purchase price was allocated to the identified tangible and intangible assets acquired based on their relative fair values, which were derived from their individual estimated fair values of $38,000 and $3,000,000, respectively.  Included in the estimated fair value of the intangible assets is the value associated with the engineering and quality documentation acquired, which was determined to have no stand-alone value apart from the patents.  The relative fair value of the tangible assets was expensed to research and development as of the acquisition date.

Patents are stated net of accumulated amortization of $246,833 as of July 31, 2011. The patents are amortized on a straight-line basis over the estimated remaining useful lives of the patents, determined as four years from the date of acquisition.  At July 31, 2011, the weighted average remaining amortization period for all patents was approximately 3.67 years.  Amortization expense for the year ended July 31, 2011 was $246,833.

Estimated amortization expense over each of the next four years is as follows:

Year End July 31	Estimated amortization
2012	740,500
2013	740,500
2014	740,500
2015	493,667

In accordance with the provisions of the applicable authoritative guidance, the Company’s long-lived assets and amortizable intangible assets are tested for impairment whenever events or changes in circumstances indicate that their carrying value may not be recoverable.  The Company assesses the recoverability of such assets by determining whether their carrying value can be recovered through undiscounted future operating cash flows, including its estimates of revenue driven by assumed market segment share and estimated costs.  If impairment is indicated, the Company measures the amount of such impairment by comparing the fair value to the carrying value.  During the year ended July 31, 2011, no impairment was recorded.

Acquisition Obligation	9 Months Ended	12 Months Ended
	Apr. 30, 2012	Jul. 31, 2011
Acquisition Obligation
Acquisition Obligation

Note 6—Acquisition Obligation

On March 24, 2011, the Company recorded an acquisition obligation for amounts due to Inovio in accordance with the Asset Purchase Agreement (see Note 5).  On September 28, 2011, the Company entered into a First Amendment to Asset Purchase Agreement (the “First Amendment”).  The First Amendment modified the payment of $750,000 due to Inovio by September 24, 2011, requiring the Company to make a payment of $100,000 to Inovio on September 30, 2011, with the remaining $650,000 to be paid to Inovio at the earlier of (a) 30 days following the receipt by the Company of aggregate net proceeds of more than $5,000,000 from one or more financings occurring on or after September 30, 2011, or (b) March 31, 2012.  On March 24, 2012, the Company entered into a Second Amendment to Asset Purchase Agreement (the “Second Amendment”).  The Second Amendment further modified the payment terms for the $1,150,000 scheduled payments due to Inovio in March 2012 by requiring the Company to make a payment of $150,000 on March 31, 2012, with the remaining $1,000,000 to be paid to Inovio on December 31, 2013.  In consideration for the First Amendment, the Company issued to Inovio a warrant to purchase 1,000,000 shares of common stock (see Note 8).  In consideration for the Second Amendment, the Company issued to Inovio a warrant to purchase 3,000,000 shares of our common stock (see Note 8).

In accordance with ASC 835-30 “Interest on Receivables and Payables”, the future payments under the acquisition obligation were discounted using the incremental borrowing rate of 5.00%, to arrive at an initial imputed interest discount on the obligation as of the acquisition date of approximately $174,000.  The imputed interest discount was recorded as a reduction to the relative fair value of the intangible assets acquired (see Note 5).  The discount was revised as of the date of the First and Second Amendments to arrive at a revised imputed interest discount on the obligation of approximately $132,000 as of September 28, 2011 and $145,000 as of March 24, 2012.  The increase in imputed interest as of the date of the Second Amendment was primarily due to the extended payment terms.  Non-cash interest expense recognized during the three and nine months ended April 30, 2012, was approximately $35,000 and $121,000, respectively.   As of April 30, 2012, the outstanding acquisition obligation was reduced by short-term and long-term imputed interest discounts of approximately $101,000 and $33,000, respectively.

The Company evaluated both amendments in accordance with ASC 470-50.  The Company determined the modification of the terms upon entry into the First Amendment to the Asset Purchase Agreement on September 28, 2011, was not considered substantial as of that date.  In accordance with the guidance, the fair value of the warrants issued to Inovio as consideration for the Amendment were recorded as a discount to the acquisition obligation to be amortized to interest expense over the remaining term of the modified obligation payable, starting September 28, 2011.  On March 24, 2012, the Company entered into the Second Amendment.  In accordance with the guidance, the Company evaluated the cumulative impact of both amendments and determined the modification of the terms of the Asset Purchase Agreement as a result of the Second Amendment was considered substantial.  The Company recorded the difference between the re-acquisition price and carrying value of the debt as of the modification date of March 24, 2012 as a loss on debt extinguishment of $761,492.  The loss on debt extinguishment recorded resulted in the write-off of the unamortized portion of the discount to the debt obligation initially recorded upon entry into the First Amendment in the amount of approximately $113,000 as of March 24, 2012.  As of March 24, 2012, the acquisition obligation’s fair value was $2,504,178.

During the three and nine months ended April 30, 2012, approximately $39,000 and $115,000, respectively, was recognized as non-cash interest expense for amortization of the discount.

The scheduled payments for the $3,000,000 obligation under this arrangement, as amended, are as follows:

·$   250,000 - Upon the closing of the Asset Purchase Agreement

·$   100,000 - September 30, 2011

·$   150,000 - March 31, 2012

·$   500,000 - September 24, 2012

·$ 1,000,000 - March 24, 2013

·$ 1,000,000 - December 31, 2013

On March 24, 2011, September 30, 2011 and March 30, 2012, the Company made payments of $250,000, $100,000 and $150,000, respectively, to Inovio.

Note 6—Acquisition Obligation

On March 24, 2011, the Company recorded an acquisition obligation for amounts due to Inovio in accordance with the Asset Purchase Agreement (see Note 5).  On September 28, 2011, the Company entered into a First Amendment to Asset Purchase Agreement (the “Amendment”).  The Amendment amended and modified certain payment terms of the Asset Purchase Agreement (see Note 12).  The obligation recorded is based on the total purchase price of $3,000,000.  The scheduled payments under this arrangement, as amended, are as follows:

·$   250,000 - Upon the closing of the Asset Purchase Agreement

·$   100,000 – September 30, 2011

·$   650,000 - Earlier of: i) 30 days following the receipt by the Company of aggregate net proceeds of more than $5,000,000 from one of more financings occurring on or after September 30, 2011, or

ii) March 31, 2011

·$   500,000 - March 24, 2012

·$   500,000 - September 24, 2012

·$1,000,000 - March 24, 2013

On March 24, 2011, the Company made a payment of $250,000 to Inovio.  As of July 31, 2011, the Company has classified $1,250,000 as the current portion of the obligation, and $1,500,000 as a long-term obligation.

Private Placements and Public Offering	9 Months Ended
Apr. 30, 2012
Private Placements
Private Placements and Public Offering

Note 7—Private Placements and Public Offering

March 2011 Private Placement

On March 18, 2011, the Company closed a private placement whereby it issued 1,456,000 units at a purchase price of $0.75 per unit for gross proceeds of $1,092,000.  Each unit consists of one share of common stock and one share purchase warrant entitling the holder to acquire one share of common stock at a price of $1.00 per share for a period of five years from the closing of the private placement.  The fair value of the warrants, based on their fair value relative to the common stock issued, was $431,981 (based on the Black-Scholes Option Pricing Model assuming no dividend yield, volatility of 89.68%, and a risk-free interest rate of 2.11%).  The warrants were exercisable as of March 18, 2011 and any unexercised warrants will expire on March 18, 2016.  The Company completed an evaluation of the warrants issued in connection with this private placement and determined the warrants should be classified as equity within the consolidated balance sheet as the instrument’s settlement provisions were fixed-for-fixed.

June 2011 Private Placement

On June 24, 2011, the Company closed a private placement whereby it issued an aggregate of 4,000,000 shares of the Company’s common stock at a purchase price of $0.75 per share, and three series of warrants, the Series A Warrants, the Series B Warrants and the Series C Warrants, (collectively, the “Warrants”), to purchase an aggregate of 12,000,000 shares of the Company’s common stock, for proceeds to the Company of $3.0 million (the “June Private Placement”).  After deducting for fees and expenses, the aggregate net proceeds from the sale of the common stock and the Warrants in the June Private Placement were approximately $2.79 million.

Pursuant to the terms of the Securities Purchase Agreement, each investor was issued a Series A Warrant, a Series B Warrant and a Series C Warrant, each to purchase up to a number of shares of the Company’s common stock equal to 100% of the shares issued to such investor.  The Series A Warrants have an exercise price of $1.20 per share, are exercisable immediately upon issuance and have a term of exercise equal to five years.  The Series B Warrants have an exercise price of $0.75 per share, are exercisable immediately upon issuance and expire on February 21, 2012.  The Series C Warrants have an exercise price of $1.20 per share, vest and are exercisable ratably commencing on the exercise of the Series B Warrants held by each investor and have a term of exercise equal to five years. The Series C Warrants also expire if the Series B Warrants expire unexercised.  On February 21, 2012, the Series B and Series C Warrants expired unexercised.

On June 24, 2011, in connection with the closing of the June Private Placement, the Company and the Purchasers entered into a Registration Rights Agreement (the “Registration Rights Agreement”), pursuant to which the Company is required to file a registration statement within 30 days following such closing to register the resale of the common stock and the common stock underlying the Warrants issued in the June Private Placement.  The failure on the part of the Company to meet the filing deadlines and other requirements set forth in the Registration Rights Agreement may subject the Company to payment of certain monetary penalties, up to a maximum of 9% of the aggregate proceeds of the June Private Placement.  As of April 30, 2012 the Company was in compliance with the requirements set forth in the Registration Rights Agreement.

In addition, pursuant to the terms of a placement agent agreement entered into with the lead placement agent on June 1, 2011 and amended on June 21, 2011, the Company agreed to pay the lead placement agent and the co-placement agent fees equal to 6% of the aggregate gross proceeds raised in the private placement of $180,000 and reimbursement to the lead placement agent for certain expenses in the amount of $30,000.  The total cash fees of $210,000 paid to the placement agents were recorded as a period expense as of the closing date.  In connection with the agreement, the Company also issued to the placement agents Series A Warrants to purchase 6% of the aggregate common stock issued in the June Private Placement, or 240,000 shares of common stock.

Allocation of Proceeds

At the closing date, the estimated fair value of the Series A and Series C Warrants exceeded the proceeds from the June Private Placement of $3,000,000 (see the valuations of these derivative liabilities under the heading, “Derivative Liabilities” below). As a result, all of the proceeds were allocated to these derivative liabilities and no proceeds remained for allocation to the common stock and Series B Warrants issued in the financing.

Common Stock

At the closing date, the Company issued 4,000,000 shares of unregistered common stock and recorded the par value of the shares issued of $400 (at par value of $0.0001 per share) with a corresponding reduction to paid-in capital, given that there was no allocated value from the proceeds to the common stock.

Derivative Liabilities

The Company accounted for the Series A and C Warrants in accordance with accounting guidance for derivatives. The accounting guidance provides a two-step model to be applied in determining whether a financial instrument is indexed to an entity’s own stock that would qualify such financial instruments for a scope exception. This scope exception specifies that a contract that would otherwise meet the definition of a derivative financial instrument would not be considered as such if the contract is both (i) indexed to the entity’s own stock and (ii) classified in the stockholders’ equity section of the balance sheet. The Company determined that its Series A and Series C Warrants were ineligible for equity classification as a result of the anti-dilution provisions in the Series A and Series C Warrants that may result in an adjustment to the warrant exercise price.

On the closing date of the June Private Placement, the derivative liabilities were recorded at an estimated fair value of $3,808,590. Given that the fair value of the derivative liabilities exceeded the total proceeds of the private placement of $3,000,000, no net amounts were allocated to the common stock. The $808,590 amount by which the recorded liabilities exceeded the proceeds was charged to other expense at the closing date. The Company revalued the derivative liability as of each subsequent balance sheet date, with any changes in the fair value between reporting periods recorded as other income or expense.

On March 28, 2012, the anti-dilution provisions of the Series A Warrants were triggered upon the closing of the Company’s March 2012 registered public offering,  which resulted in the reset of the exercise price of the Series A Warrants to the base floor price of $0.50.  The fair value of the derivative liabilities as of March 28, 2012 was $657,604.  The reset of the exercise price to the base floor price caused the anti-dilution provisions to become void as of March 28, 2012 and for future periods.  As a result, on March 28, 2012, the Series A Warrants were reclassified as equity within the Company’s consolidated financial statements, at a fair value of $657,604.

The change in the estimated fair value of the Series A Warrants during the period of derivative liability classification resulted in other income of $1,613,329 and $4,192,781 for the three and nine months ended April 30, 2012, respectively. Such change in the estimated fair value was primarily due to the fluctuation in the Company’s common stock price and updates to the assumptions used in the option pricing models.

The derivative liabilities were valued as of March 28, 2012 and July 31, 2011, using a Monte Carlo valuation model with the following assumptions:

	March 28, 2012	July 31, 2011
Closing price per share of common stock	0.22	0.93
Exercise price per share	0.50	1.20
Expected volatility	125.0%	91.6%
Risk-free interest rate	1.05%	1.35%
Dividend yield	—	—
Floor price	0.50	0.50
Remaining expected term of underlying securities (years)	4.24	4.90

In addition, as of the valuation dates, management assessed the probabilities of future financings assumptions in the Monte Carlo valuation models.  The probability of the Series C Warrant conditional exercise feature was also assessed for the fair values derived as of July 31, 2011.

March 2012 Public Offering

On March 28, 2012, the Company closed its registered public offering of an aggregate of 31,000,000 shares of the Company’s common stock and warrants to purchase an aggregate of 31,000,000 shares of common stock at a purchase price of $0.25 per unit, for gross proceeds to the Company of $7.75 million (the “Public Offering”).  On March 23, 2012, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) for the issuance and sale by the Company of the common stock and warrants in the Public Offering.  After deducting for fees and expenses, the aggregate net proceeds from the Public Offering were approximately $7.2 million.

Pursuant to the terms of the Securities Purchase Agreement, at the closing each purchaser was issued a warrant to purchase up to a number of shares of the Company’s common stock equal to 100% of the shares issued to such purchaser in the Public Offering.  The warrants have an exercise price of $0.35 per share, are exercisable immediately upon issuance and have a term of exercise equal to five years from the date of issuance of the warrants, or March 28, 2017.

Pursuant to a Placement Agent Agreement dated January 23, 2012 by and between the Company and Rodman & Renshaw, LLC (“Rodman”), as subsequently amended on March 12, 2012 (as amended, the “Placement Agent Agreement”), Rodman agreed to act as the Company’s placement agent in connection with the Public Offering.  Under the Placement Agent Agreement, the Company agreed to pay Rodman a cash fee equal to 6% of the gross proceeds of the Public Offering, as well as a non-accountable expense allowance equal to 1% of the gross proceeds of the Public Offering.   In addition, the Company agreed to issue to the placement agent warrants to purchase up to an aggregate of 5% of the aggregate number of shares of common stock sold in the Public Offering, or warrants to purchase 1,550,000 shares of the Company’s common stock (the “Placement Agent Warrants”).  As permitted under the Placement Agent Agreement, the Company elected to pay 30% of the 5% Placement Agent Warrants directly to Roth Capital Partners, LLC (“Roth”), who acted as financial advisors in the Public Offering, and as a result issued to Rodman a Placement Agent Warrant to purchase 1,085,000 shares of common stock and issued to Roth a Placement Agent Warrant to purchase 465,000 shares of common stock.  The Placement Agent Warrants have substantially the same terms as the warrants issued to the purchasers in the Public Offering, except that such warrants have an exercise price of $0.3125 and shall expire on March 23, 2017.   The fair value of the Placement Agent Warrants was $276,980 (based on the Black-Scholes Option Pricing Model assuming no dividend yield, volatility of 125.0%, and a risk-free interest rate of 1.05%), and was recorded as an offering cost.  The Placement Agent Warrants and the shares of the Company’s common stock underlying the Placement Agent Warrants have not been registered under the Securities Act of 1933, as amended.

The fair value of the warrants issued in connection with the Public Offering to the purchasers, based on their fair value relative to the common stock issued, was $3,206,486 (based on the Black-Scholes Option Pricing Model assuming no dividend yield, volatility of 125.0%, and a risk-free interest rate of 1.05%).  The Company completed an evaluation of all of the warrants issued in connection with this Public Offering and determined the warrants should be classified as equity within the consolidated balance sheet.

Other Equity and Common Stock Transactions	9 Months Ended	12 Months Ended
	Apr. 30, 2012	Jul. 31, 2011
Equity and Common Stock Transactions
Other Equity and Common Stock Transactions

Note 8— Other Equity and Common Stock Transactions

On March 1, 2011 the Company effected a 32 for one forward stock split of its authorized, issued and outstanding common stock.  As a result, its authorized capital increased from 100,000,000 shares of common stock at $0.001 par value to 3,200,000,000 shares of common stock at $0.0001 par value, and its outstanding common stock has increased from 2,140,000 shares of common stock to 68,480,000 shares of common stock as of that date.  The accompanying consolidated financial statements for the annual prior periods presented have been retroactively adjusted to reflect the effects of the forward stock split.

On March 22, 2011, 17,280,000 shares of common stock held by previous majority stockholders were returned to the Company for no consideration.  The shares were not retired and are available for future issuance.

On May 9, 2011, the Board of Directors authorized the issuance of 200,000 fully vested shares of the Company’s common stock to a consultant in exchange for advisory services.  The shares were valued at $332,000, based on the closing price of the Company’s common stock on the date of issuance, and are amortized over the service period of twelve months.  During the three and nine months ended April 30, 2012, $83,000 and $249,000, respectively, was recorded as consulting expense for these shares.

On September 28, 2011, in consideration for the First Amendment entered into with Inovio, the Company issued to Inovio a warrant to purchase 1,000,000 shares of the Company’s common stock (see Note 6).  The warrant has an exercise price of $1.20 per share, is exercisable immediately upon issuance and has an exercise term of five years.  The warrant also contains a mandatory exercise provision allowing the Company to request the exercise of the warrant in whole provided that the Company’s Daily Market Price (as defined in the warrant) is equal to or greater than $2.40 for twenty consecutive trading days.  The Company completed an evaluation of the warrant issued in connection with this private placement and determined the warrants should be classified as equity within the consolidated balance sheet. The fair value of the warrant is $228,509 (based on the Black-Scholes Option Pricing Model assuming no dividend yield, volatility of 87.62%, and a risk-free interest rate of 0.96%).  In accordance with the guidance, the fair value of the warrants was recorded as a discount to the acquisition obligation to be amortized to interest expense over the remaining term of the modified obligation payable (see Note 6).

On March 24, 2012, in consideration for the Second Amendment entered into with Inovio, the Company issued to Inovio a warrant to purchase 3,000,000 shares of the Company’s common stock (see Note 6).  The warrant has an exercise price of $1.00 per share, is exercisable immediately upon issuance and has an exercise term of five years.  The warrant also contains a mandatory exercise provision allowing the Company to request the exercise of the warrant in whole provided that the Company’s Daily Market Price (as defined in the warrant) is equal to or greater than $2.40 for twenty consecutive trading days.  The Company completed an evaluation of the warrant issued in connection with this private placement and determined the warrants should be classified as equity within the consolidated balance sheet. The fair value of the warrant is $729,602 (based on the Black-Scholes Option Pricing Model assuming no dividend yield, volatility of 125.0%, and a risk-free interest rate of 1.04%).  In accordance with the applicable guidance, the fair value of the warrants will be recorded as part of the loss on debt extinguishment as of the issuance date (see Note 6).

At April 30, 2012 the Company had outstanding warrants to purchase 42,246,000 shares of common stock, with exercise prices ranging from $0.50 to $1.20, all of which were classified as equity instruments.  These warrants expire at various times between June 2016 and March 2017.

The Company has not adopted any policy regarding payment of dividends.  No dividends have been paid during the periods presented.

Note 8—Equity and Common Stock Transactions

                 On March 1, 2011 the Company effected a 32 for one forward stock split of its authorized, issued and outstanding common stock.  As a result, its authorized capital increased from 100,000,000 shares of common stock at $0.001 par value to 3,200,000,000 shares of common stock at $0.0001 par value, and its outstanding common stock has increased from 2,140,000 shares of common stock to 68,480,000 shares of common stock as of that date.  The accompanying consolidated financial statements for the annual prior periods presented have been retroactively adjusted to reflect the effects of the forward stock split.

On March 22, 2011, 17,280,000 shares of common stock held by previous majority stockholders were returned to the Company for no consideration.  The shares were not retired and are available for future issuance.

On May 9, 2011, the Board of Directors authorized the issuance of 200,000 fully vested shares of the Company’s common stock to a consultant in exchange for advisory services, pursuant to an exemption from registration under Section 4(2) of the Securities Act.  The shares were valued at $332,000, based on the closing price of the Company’s common stock on the date of grant, and are amortized over the service period of twelve months.  As of July 31, 2011, $83,000 of consulting expense was recorded for these shares.

In May 2011, the Company’s Board of Directors adopted the 2011 Stock Incentive Plan (“the 2011 Plan”), subject to stockholder approval.  The 2011 Plan authorized the Board of Directors to grant incentive stock options and non-statutory stock options to employees, directors, and consultants for up to 5,200,000 shares of common stock.  Under the Plan, incentive stock options and nonqualified stock options can be granted.  Incentive stock options are to be granted at a price that is no less than 100% of the fair value of the stock at the date of grant.  Options vest over a period according to the Option Agreement, and are exercisable for a maximum period of ten years after the date of grant.  Options granted to stockholders who own more than 10% of the outstanding stock of OncoSec at the time of grant must be issued at an exercise price no less than 110% of the fair value of the stock on the date of grant.  No options were issued under the plan during the fiscal year ended July 31, 2011.

At July 31, 2011 we had outstanding warrants to purchase 13,696,000 shares of our common stock, with exercise prices ranging from $0.75 to $1.20.  These warrants expire at various times between  February 2012 and June 2016.  At July 31, 2011, 5,456,000 of these warrants were classified as equity instruments.  The remaining warrants in the amount of 8,240,000 were recorded as derivative liabilities.

The Company has not adopted any policy regarding payment of dividends.  No dividends have been paid during the periods presented.

Stock-Based Compensation	9 Months Ended
Apr. 30, 2012
Stock-Based Compensation
Stock-Based Compensation

Note 9 — Stock-Based Compensation

In May 2011, the Company’s Board of Directors adopted the OncoSec Medical Incorporated 2011 Stock Incentive Plan (the “2011 Plan”), subject to stockholder approval.  The 2011 Plan authorized the Board of Directors to grant incentive stock options and non-statutory stock options to employees, directors, and consultants for up to 5,200,000 shares of common stock.  Under the 2011 Plan, incentive stock options and nonqualified stock options can be granted.  Incentive stock options are to be granted at a price that is no less than 100% of the fair value of the stock at the date of grant.  Options vest over a period specified in individual option agreements entered into with grantees, and are exercisable for a maximum period of ten years after the date of grant.  Options granted to stockholders who own more than 10% of the outstanding stock of the Company at the time of grant must be issued at an exercise price no less than 110% of the fair value of the stock on the date of grant.  The Company obtained stockholder approval of the 2011 Plan at its March 2, 2012 annual meeting of stockholders.

During the quarter ended October 31, 2011, the Company granted options to purchase 355,000 shares of the Company’s common stock to employees and options to purchase 100,000 shares of the Company’s common stock to one non-employee director under the 2011 Plan.  The options issued to employees have a ten-year term, vest annually in equal increments over three years and have an exercise price of $0.40.  The option issued to the director has a ten-year term, vests quarterly in equal increments over one year and has an exercise price of $0.40.

During the quarter ended January 31, 2012, the Company granted options to purchase 50,000 shares of the Company’s common stock to employees and options to purchase 410,000 shares of the Company’s common stock to consultants under the 2011 Plan.  The employee options have a ten-year term, vest annually in equal installments over three years and have an exercise price of $0.23.  The options issued to consultants have a ten year term, vest in accordance with the term of the consulting agreement, and have exercise prices ranging from $0.30 to $0.39.

During the quarter ended April 30, 2012, the Company granted options to purchase 895,000 shares of the Company’s common stock to employees and options to purchase 300,000 shares of the Company’s common stock to directors under the 2011 Plan.  The employee options have a ten-year term, vest annually in equal installments over three years and have an exercise price of $0.21.  The options issued to directors have a ten year term, vest quarterly in equal installments over one year and have exercise price of $0.21.

The Company recognizes compensation expense for stock option awards on a straight-line basis over the applicable service period of the award.  The service period is generally the vesting period, with the exception of options granted subject to a consulting agreement, whereby the option vesting period and the service period are defined pursuant to the terms of the consulting agreement. Share-based compensation expense for awards granted during the three and nine months ended April 30, 2012 were based on the grant date fair value estimated using the Black-Scholes Option Pricing Model.  The following assumptions were used to calculate the fair value of share based compensation for the three and nine months ended April 30, 2012: Expected volatility, 85.96% - 125.0%; Risk-free interest rate, 0.82% - 2.08%; Expected forfeiture rate, 0.00%; Expected dividend yield, 0.00%; Expected term, 5.00 - 10.00 years.

Expected price volatility is the measure by which the Company’s stock price is expected to fluctuate during the expected term of an option.  The Company exited shell status on March 24, 2011.  In situations where a newly public entity has limited historical data on the price of its publicly traded shares and no other traded financial instruments, authoritative guidance is provided on estimating this assumption by basing its expected volatility on the historical, expected, or implied volatility of similar entities whose share option prices are publicly available.  In making the determination as to similarity, the guidance recommends the consideration of industry, stage of life cycle, size and financial leverage of such other entities.  The Company’s expected volatility is derived from the historical daily change in the market price of its common stock since it exited shell status, as well as the historical daily changes in the market price for the peer group as determined by the Company.

The expected term of the options represents the period that stock-based awards are expected to be outstanding based on the simplified method provided in ASC Topic 718, which averages an award’s weighted-average vesting period and expected term for share options and warrants. The Company will continue to use the simplified method until it has the historical data necessary to provide a reasonable estimate of expected life in accordance with ASC Topic 718, as amended by SAB 110. For the expected term of options issued to employees and directors, the Company used a simple average of the vesting period and the contractual term for options granted, all of which have been granted subsequent to March 2011, as permitted by ASC Topic 718.  The Company expects to continually evaluate its historical data as a basis for determining the expected terms of options granted under the 2011 Plan.

The Company’s estimation of the expected term for stock options granted to parties other than employees or directors is the contractual term of the option award.  For the purposes of estimating the fair value of stock option awards, the risk-free interest rate used in the Black-Scholes calculation is based on the prevailing U.S. Treasury yield.  The Company has never paid any dividends on its common stock and does not anticipate paying dividends on our common stock in the foreseeable future.

Stock-based compensation expense recognized in the Company’s consolidated statements of operations is based on awards ultimately expected to vest, reduced for estimated forfeitures.  Authoritative guidance requires forfeitures to be estimated at the time of grant, and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Due to the Company’s minimal stock-based compensation activity, the Company has not had significant forfeitures of stock options granted to employees and directors. Therefore, the Company has estimated the forfeiture rate of its outstanding stock options as zero, but will continually evaluate its historical data as a basis for determining expected forfeitures.

Share-based compensation expense recorded in the Company’s consolidated statements of operations for the three and nine months ended April 30, 2012 resulting from share-based compensation awarded to the Company’s employees, directors and consultants was approximately $65,000 and $121,000, respectively.  Of this balance during the three and nine months ended April 30, 2012, $17,000 and $37,000, respectively, was recorded to research and development, and $48,000 and $84,000, respectively, was recorded in general and administrative in the Company’s consolidated statement of operations.

A summary of the stock option activity is as follows:

	Weighted-Average Exercise Price	Weighted-Average Exercise Price	Aggregate Intrinsic Value ($000’s)
Balance at July 31, 2011	—	—	$—
Granted	2,110,000	$0.27
Exercised	—	—
Forfeited / Cancelled	75,000	0.40
Balance at April 30, 2012	2,035,000	$0.27	$—

Range of Exercise Prices	Number of Shares Outstanding	Weighted Average Contractual Life (in years)	Weighted Average Exercise Price	Number Of Shares Exercisable	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price
$0.21 - 0.40	2,035,000	9.80	0.27	748,333	9.75	$0.28

The weighted-average grant date fair value of stock options granted during the three and nine months ended April 30, 2012 was $0.17 and $0.19, respectively.  As of April 30, 2012, there was approximately $260,000 of unrecognized non-cash compensation cost related to unvested options, which will be recognized over a weighted average period of 2.30 years.

Income Taxes	9 Months Ended	12 Months Ended
	Apr. 30, 2012	Jul. 31, 2011
Income Taxes
Income Taxes

Note 10—Income Taxes

The Company uses the asset and liability method of accounting for income taxes, in accordance with ASC 740-10, which requires the recognition of deferred tax liabilities for taxable temporary differences and deferred tax assets for deductible temporary differences and operating loss carryforwards using enacted tax rates in effect in the years the differences are expected to reverse. Deferred income tax benefit or expense is recognized as a result of changes in net deferred tax assets or deferred tax liabilities. A valuation allowance is recorded when it is more likely than not that some or all of any deferred tax assets will not be realized. As of April 30, 2012 and July 31, 2011, the Company recorded a full valuation allowance on its deferred tax assets.

Note 9—Income Taxes

The FASB Topic on Income Taxes prescribes a recognition threshold and measurement attribute criteria for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. The Company has had no unrecognized tax benefits.

The Company’s practice is to recognize interest and/or penalties related to income tax matters in income tax expense. The Company had no accrual for interest or penalties on the Company’s consolidated balance sheets at July 31, 2011 or December 31, 2010, and has not recognized interest and/or penalties in the consolidated statements of operations for the years ended July 31, 2011 and 2010.

The Company is subject to taxation in the United States and California. The Company’s tax years for 2008 and forward are subject to examination by the United States and California tax authorities due to the carry forward of unutilized net operating losses and research and development credits.

At July 31, 2011, the Company had federal and California income tax net operating loss carryforwards of approximately $1,300,000 and $1,300,000, respectively.  In addition, the Company has federal and California research and development tax credit carryforwards of approximately $42,000 and $44,000, respectively. The federal net operating loss, research tax credit carryforwards and California net operating loss carryforwards will begin to expire in 2030 unless previously utilized. The California research and development credit carryforwards will carry forward indefinitely until utilized. The Company has not completed a study to assess whether an ownership change has occurred, as defined by IRC Section 382/383 or whether there have been multiple ownership changes since the Company’s formation due to the complexity and cost associated with such a study, and the fact that there may be additional such ownership changes in the future.  Based on a preliminary assessment, the Company believes that an ownership change occurred in 2011. The Company estimates that if such a change did occur, the federal and state net operating loss carry-forwards and research and development credits that can be utilized in the future will be significantly limited. There can be no assurance that the Company will ever be able to realize the benefit of some or all of the federal and state loss carryforwards or the credit carryforwards, either due to ongoing operating losses or due to ownership changes, which limit the usefulness of the loss carryforwards.

Significant components of the Company’s deferred tax assets as of July 31, 2011 and 2010 are listed below (in thousands):

	2011	2010
Net operating loss carryforwards	207,000	17,000
Start-up costs	74,000	—
Accumulated Depreciation	71,000	—
Other	42,000	—
Net deferred tax assets	394,000	17,000
Valuation allowance for deferred tax assets	(394,000)	(17,000)
Net deferred taxes	$—	$—

A valuation allowance of $394,000 and $17,000 at July 31, 2011 and 2010, respectively, has been recognized to offset the net deferred tax assets as realization of such assets is uncertain.

A reconciliation of incomes taxes using the statutory income tax rate, compared to the effective rate, is as follows:

	2011	2010
Federal tax benefit a the expected statutory rate	34.0%	$22%
State income tax, net of federal tax benefit	(3.08)%	—
Non-deductible expenses	(19.09)%	—
Change in valuation allowance	(9.93)%	(22)%
Other	(1.92)%
Income tax benefit — effective rate	0.02%	$0.0%

Commitments and Contingencies	9 Months Ended	12 Months Ended
	Apr. 30, 2012	Jul. 31, 2011
Commitments and Contingencies
Commitments and Contingencies

Note 11—Commitments and Contingencies

On May 12, 2011, the Company entered into a one-year lease agreement for office space.  The lease runs through May 30, 2012, with a base annual rent of $42,000.

On May 18, 2011, the Company entered into Employment Agreements with a term of five years with its President and Chief Executive Officer, its Chief Business Officer and its VP Finance and Controller (the “Officers”). Under the terms of the agreements, if any of the Officers are terminated other than for cause, death or disability, or if the case of termination of employment with the Company for good reason, the Officers are entitled to receive (i) severance payments equal to between six and twenty four months of base salary, (ii) a pro rata percentage of the annual bonus received the prior fiscal year and (iii) payment of health benefits for a period between six and twenty four months, conditioned on the execution of a release.  In addition, in the event of a change in control of the Company, the agreements provide for the acceleration of vesting of any unvested stock options outstanding.  Effective April 26, 2012, as a result of the termination of employment of the Company’s Chief Business Officer and his execution of a release, the Company recorded a severance liability of $220,000 in accordance with the terms of the Employment Agreement and the separation release.

Note 10—Commitments and Contingencies

On May 12, 2011, the Company entered into a one year lease agreement for office space.  The lease runs through May 30, 2012, with a base annual rent of $42,000.

On May 18, 2011, we entered into Employment Agreements with a term of five years with our President and Chief Executive Officer, our Chief Business Officer and our VP Finance and Controller (the “Officers”). Under the terms of the agreements, if any of the Officers are terminated other than for cause, death or disability, or if the case of termination of employment with the Company for good reason, the Officers are entitled to receive (i) severance payments equal to between six and twenty four  months of base salary, (ii) a pro rata percentage of the annual bonus received the prior fiscal year and (iii) payment of health benefits for a period between six and twenty four months, conditioned on the execution of a release.   In addition, in the event of a change in control of the Company, the agreements provide for the acceleration of vesting of any unvested stock options outstanding.

Related Party Transactions	9 Months Ended	12 Months Ended
	Apr. 30, 2012	Jul. 31, 2011
Related Party Transactions
Related Party Transactions

Note 12—Related Party Transactions

On February 11, 2011, the Company entered into a promissory note arrangement with a stockholder in the amount of $120,000.  The note bore interest at a rate of 10% annually.  Full payment on this note was made on March 18, 2011 with proceeds received from the March 2011 private placement (see Note 7).  Total interest expense recorded during the year ended July 31, 2011 was approximately $1,400.

On March 18, 2011, the Company made full payment on a stockholder loan in the amount of $33,867 with proceeds received from the March 2011 private placement (see Note 7).  The note was non-interest bearing.

The Company’s Chairman of the Board of Directors is also a Director and the Chairman (formerly Executive Chairman) of Inovio.  The Company’s Chairman abstained from all discussions and voting related to negotiations of the Asset Purchase Agreement disclosed in Note 5 and the First and Second Amendments (and related warrants) disclosed in Notes 6 and 8, while performing his duties as Executive Chairman of Inovio.

Note 11—Related Party Transactions

On February 11, 2011, the Company entered into a promissory note arrangement with a stockholder in the amount of $120,000.  The note bore interest at a rate of 10% annually.  Full payment on this note was made on March 18, 2011 with proceeds received from the March 2011 private placement (see Note 7).  Total interest expense recorded during the year ended July 31, 2011 was approximately $1,400 related to this note.

On March 18, 2011, the Company made full payment on a stockholder loan in the amount of $33,867 with proceeds received from the March 2011 private placement (see Note 7).  The note was non-interest bearing.  The outstanding balance of this loan as of July 31, 2010 was $14,367.

The Company’s Chairman of the Board of Directors is also a Director and the Executive Chairman of Inovio.  The Company’s Chairman abstained from all discussions and voting related to negotiations of the Asset Purchase Agreement disclosed in Note 5, while performing his duties as Executive Chairman of Inovio.

Subsequent Events	9 Months Ended	12 Months Ended
	Apr. 30, 2012	Jul. 31, 2011
Subsequent Events
Subsequent Events

Note 13—Subsequent Events

On June 1, 2012, the Company entered into an amendment to its lease agreement for office space at its current location.  The lease amendment extends the lease term for a period of seven months commencing on June 1, 2012, through December 31, 2012.  The amendment also increases the base monthly rent to approximately $10,000.

Note 12—Subsequent Events

On September 27, 2011, the Company granted options to purchase 455,000 shares of the Company’s common stock to employees and a Director.  The employee options have a ten year term, vest annually in equal increments over three years and have an exercise price of $0.40.  The Director options have a ten year term, vest quarterly in equal increments over one year and have an exercise price of $0.40.  The options were granted under the 2011 Stock Incentive Plan.

On September 28, 2011, the Company entered into a First Amendment to Asset Purchase Agreement with Inovio (the “Amendment”).  The Amendment amended and modified the payment terms of the Asset Purchase Agreement dated March 14, 2011.  Prior to the Amendment, the Asset Purchase Agreement required the Company to make a payment of $750,000 to Inovio by September 24, 2011.  Under the Amendment, the Company must make a payment of $100,000 to Inovio on September 30, 2011, with the remaining $650,000 to be paid to Inovio at the earlier of (a) 30 days following the receipt by the Company of aggregate net proceeds of more than $5,000,000 from one or more financings occurring on or after September 30, 2011, or (b) March 31, 2012.  In consideration for the Amendment, the Company issued to Inovio a warrant to purchase 1,000,000 shares of the Company’s common stock.  The warrant has an exercise price of $1.20 per share, is exercisable immediately upon issuance and has an exercise term of five years.  The warrants also contain a mandatory exercise provision allowing the Company to request the exercise of the warrant in whole provided that the Company’s Daily Market Price (as defined in the warrant) is equal to or greater than $2.40 for twenty consecutive trading days.